UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21918

Oppenheimer Global Multi Strategies Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 11/30/2017

Item 1. Reports to Stockholders.

Semiannual Report 11/30/2017

OppenheimerFunds®

The Right Way
to Invest

Oppenheimer **Global Multi Strategies Fund**

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 11/30/17

	Class A Shares of the Fund

	Without Sales Charge	With Sales Charge	BoA Merrill Lynch 3-Month U.S. Treasury Bill Index
6-Month	1.33%	-4.50%	0.52%
1-Year	3.09	-2.84	0.79
5-Year	1.90	0.70	0.25
10-Year	1.24	0.64	0.41

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Fund Update

The Board of Trustees of Oppenheimer Global Multi Strategies Fund (the “Fund”) has approved the decision to liquidate the Fund, effective on or about March 16, 2018.

The Fund closed to new accounts and additional purchases on January 12, 2018, with certain exceptions. Shares redeemed on or after January 12, 2018, will not be subject to a contingent deferred sales charge (though shares held in omnibus accounts may be subject to protocols of the financial intermediary). Effective February 9, 2018, no further purchases will be accepted as we prepare the portfolio for liquidation.

For further information, please see the prospectus, as supplemented on December 1, 2017.

3      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Top Holdings and Allocations

PORTFOLIO ALLOCATION

Common Stocks	46.6%
Non-Convertible Corporate Bonds and Notes	19.8
Event-Linked Bonds
Multiple Event	6.7
Earthquake	5.0
Other	2.4
Windstorm	1.0
Longevity	0.3
Pandemic	0.1
Investment Companies
Oppenheimer Institutional Government Money Market Fund	11.7
Scottish Mortgage Investment Trust plc	0.1
Short-Term Notes	5.6
Preferred Stocks	0.3
Mortgage-Backed Obligations Government Agency	0.3
Convertible Corporate Bonds and Notes	0.1
Rights, Warrants and Certificates	—*

* Less than 0.05%

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2017, and are based on the total market value of investments.

TOP TEN HOLDINGS

Oppenheimer Institutional Government Money Market Fund, Cl. E	11.2%
United States Treasury Bills, 1.082%, 3/1/18	5.4
Hain Celestial Group, Inc. (The)	0.6
Benu Capital Ltd. Catastrophe Linked Nts., 3.35% [EUR003M+335], 1/8/20	0.6
Gigamon, Inc.	0.6
Bob Evans Farms, Inc.	0.5
Buffalo Wild Wings, Inc.	0.5
BroadSoft, Inc.	0.5
Calgon Carbon Corp.	0.5
PharMerica Corp.	0.5

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2017, and are based on net assets. For more current Top 10 Fund holdings, please visit oppenheimerfunds.com.

4      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 11/30/17

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OARAX)	3/5/07	1.33%	3.09%	1.90%	1.24%

Class C (OARCX)	1/27/12	0.88	2.20	1.08	1.69*

Class I (OAIIX)	1/27/12	1.45	3.31	2.17	2.80*

Class Y (OARYX)	1/27/12	1.38	3.18	1.95	2.58*

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 11/30/17
	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (OARAX)	3/5/07	-4.50%	-2.84%	0.70%	0.64%

Class C (OARCX)	1/27/12	-0.12	1.25	1.08	1.69*

Class I (OAIIX)	1/27/12	1.45	3.31	2.17	2.80*

Class Y (OARYX)	1/27/12	1.38	3.18	1.95	2.58*

*Shows performance since inception.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75%; and for Class C shares, the contingent deferred sales charge of 1%. There is no sales charge for Class I and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the Bank of America (BoA) Merrill Lynch 3-Month U.S. Treasury Bill Index. The BoA Merrill Lynch 3-month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

5      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended November 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Actual	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During 6 Months Ended November 30, 2017

Class A	$ 1,000.00	$ 1,013.30	$ 6.53

Class C	1,000.00	1,008.80	10.73

Class I	1,000.00	1,014.50	5.27

Class Y	1,000.00	1,013.80	6.03

Hypothetical (5% return before expenses)

Class A	1,000.00	1,018.60	6.55

Class C	1,000.00	1,014.44	10.76

Class I	1,000.00	1,019.85	5.28

Class Y	1,000.00	1,019.10	6.04

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended November 30, 2017 are as follows:

Class	Expense Ratios

Class A	1.29%

Class C	2.12

Class I	1.04

Class Y	1.19

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Consolidated Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

	Shares	Value

Common Stocks—44.5%

Consumer Discretionary—6.0%

Auto Components—0.4%

American Axle & Manufacturing Holdings, Inc.[1]	863	$15,491

Cooper Tire & Rubber Co.	461	16,942

Cooper-Standard Holdings, Inc.[1]	145	18,280

Dana, Inc.	1,385	45,761

Dorman Products, Inc.[1]	278	18,990

Fox Factory Holding Corp.[1]	298	11,622

Gentherm, Inc.[1]	319	11,484

GKN plc	10,610	44,562

Horizon Global Corp.[1]	213	3,003

LCI Industries	183	23,955

Modine Manufacturing Co.[1]	478	10,946

Motorcar Parts of America, Inc.[1]	149	3,883

Shiloh Industries, Inc.[1]	271	2,314

Standard Motor Products, Inc.	198	8,952

Stoneridge, Inc.[1]	256	5,842

Superior Industries International, Inc.	209	3,490

Tenneco, Inc.	437	25,962

Tower International, Inc.	192	6,182

Valeo SA	1,193	86,613

VOXX International Corp., Cl. A1	242	1,634

		365,908

Automobiles—0.1%

Ford Motor Co.	3,541	44,333

General Motors Co.	981	42,271

Winnebago Industries, Inc.	226	12,374

		98,978

Distributors—0.0%

Core-Mark Holding Co., Inc.	343	11,374

Weyco Group, Inc.	84	2,370

		13,744

Diversified Consumer Services—0.2%

Adtalem Global Education, Inc.[1]	475	19,689

American Public Education, Inc.[1]	134	3,598

Ascent Capital Group, Inc., Cl. A1	112	1,348

Bridgepoint Education, Inc., Cl. A1	227	2,072

Cambium Learning Group, Inc.[1]	524	3,102

Capella Education Co.	79	6,739

Career Education Corp.[1]	527	6,993

Carriage Services, Inc., Cl. A	125	3,202

Chegg, Inc.[1]	812	12,350

Collectors Universe, Inc.	68	1,965

Grand Canyon Education, Inc.[1]	383	36,370

Houghton Mifflin Harcourt Co.[1]	1,177	11,476

K12, Inc.[1]	474	7,840

9      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Diversified Consumer Services (Continued)

Laureate Education, Inc., Cl. A1	1,440	$19,627

Liberty Tax, Inc.	148	1,769

Regis Corp.[1]	349	5,567

Rentokil Initial plc	11,801	50,777

Sotheby’s1	368	18,963

Strayer Education, Inc.	82	8,137

Weight Watchers International, Inc.[1]	490	21,594

		243,178

Hotels, Restaurants & Leisure—2.2%

Accor SA	3,098	155,448

Belmond Ltd., Cl. A1	833	10,329

Biglari Holdings, Inc.[1]	15	5,145

BJ’s Restaurants, Inc.	162	5,791

Bloomin’ Brands, Inc.	18,945	406,749

Bojangles’, Inc.[1]	319	4,291

Boyd Gaming Corp.	790	25,193

Brinker International, Inc.	394	14,472

Buffalo Wild Wings, Inc.[1]	3,598	561,108

Caesars Entertainment Corp.[1]	1,207	15,993

Carnival plc	611	39,574

Carrols Restaurant Group, Inc.[1]	269	3,564

Century Casinos, Inc.[1]	254	2,299

Cheesecake Factory, Inc. (The)	352	17,262

Churchill Downs, Inc.	119	27,965

Chuy’s Holdings, Inc.[1]	124	3,088

Compass Group plc	1,781	36,141

Dave & Buster’s Entertainment, Inc.[1]	351	18,613

Del Frisco’s Restaurant Group, Inc.[1]	174	2,532

Del Taco Restaurants, Inc.[1]	367	4,507

Denny’s Corp.[1]	510	6,910

DineEquity, Inc.	127	5,825

Drive Shack, Inc.	519	3,207

El Pollo Loco Holdings, Inc.[1]	320	3,376

Eldorado Resorts, Inc.[1]	600	18,360

Fiesta Restaurant Group, Inc.[1]	242	4,574

Golden Entertainment, Inc.[1]	160	5,491

Habit Restaurants, Inc. (The), Cl. A1	169	1,580

ILG, Inc.	883	24,803

InterContinental Hotels Group plc	696	40,833

International Speedway Corp., Cl. A	319	13,159

J Alexander’s Holdings, Inc.[1]	169	1,715

Jack in the Box, Inc.	227	23,497

La Quinta Holdings, Inc.[1]	1,217	21,675

Lindblad Expeditions Holdings, Inc.[1]	353	3,622

Marcus Corp. (The)	287	8,065

Marriott Vacations Worldwide Corp.	202	27,118

McDonald’s Corp.	539	92,692

Merlin Entertainments plc[2]	7,242	34,496

10      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Hotels, Restaurants & Leisure (Continued)

Monarch Casino & Resort, Inc.[1]	163	$7,650

Nathan’s Famous, Inc.[1]	30	2,844

Paddy Power Betfair plc	497	55,961

Papa John’s International, Inc.	307	17,947

Penn National Gaming, Inc.[1]	643	18,493

Pinnacle Entertainment, Inc.[1]	373	11,444

Planet Fitness, Inc., Cl. A1	681	22,044

Potbelly Corp.[1]	10,129	130,158

RCI Hospitality Holdings, Inc.	69	2,272

Red Lion Hotels Corp.[1]	182	1,647

Red Robin Gourmet Burgers, Inc.[1]	99	5,188

Red Rock Resorts, Inc., Cl. A	503	15,518

Ruby Tuesday, Inc.[1]	432	1,032

Ruth’s Hospitality Group, Inc.	236	5,062

Scientific Games Corp., Cl. A1	676	35,591

Sodexo SA	1,186	155,064

Sonic Corp.	316	8,064

Speedway Motorsports, Inc.	456	8,801

Starbucks Corp.	830	47,991

Texas Roadhouse, Inc., Cl. A	548	27,986

TUI AG	2,138	39,485

Whitbread plc	793	38,299

Wingstop, Inc.	224	8,779

Zoe’s Kitchen, Inc.[1]	158	2,525

		2,370,907

Household Durables—0.3%

AV Homes, Inc.[1]	182	3,340

Bassett Furniture Industries, Inc.	82	3,149

Beazer Homes USA, Inc.[1]	235	4,973

Berkeley Group Holdings plc	1,045	53,953

Cavco Industries, Inc.[1]	67	10,261

Century Communities, Inc.[1]	154	4,828

CSS Industries, Inc.	69	1,880

Ethan Allen Interiors, Inc.	235	6,909

Flexsteel Industries, Inc.	83	4,316

Green Brick Partners, Inc.[1]	352	4,242

Hamilton Beach Brands Holding Co., Cl. A	42	1,200

Hamilton Beach Brands Holding Co., Cl. B	50	1,429

Helen of Troy Ltd.[1]	223	19,936

Hooker Furniture Corp.	122	6,100

Hovnanian Enterprises, Inc., Cl. A1	924	2,633

Installed Building Products, Inc.[1]	232	17,876

iRobot Corp.[1]	249	17,086

KB Home	597	18,722

La-Z-Boy, Inc.	378	12,436

LGI Homes, Inc.[1]	137	9,619

Libbey, Inc.	234	1,589

Lifetime Brands, Inc.	151	2,733

11      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Household Durables (Continued)

M/I Homes, Inc.[1]	173	$6,264

MDC Holdings, Inc.	365	13,074

Meritage Homes Corp.[1]	289	15,881

New Home Co., Inc. (The)[1]	209	2,410

PICO Holdings, Inc.	213	2,790

Taylor Morrison Home Corp., Cl. A1	519	12,539

Taylor Wimpey plc	15,715	41,566

TopBuild Corp.[1]	287	19,513

TRI Pointe Group, Inc.[1]	922	16,707

Universal Electronics, Inc.[1]	119	6,319

William Lyon Homes, Cl. A1	207	6,177

ZAGG, Inc.[1]	221	4,520

		356,970

Internet & Catalog Retail—0.2%

1-800-Flowers.com, Inc., Cl. A1	536	5,494

Amazon.com, Inc.[1]	36	42,363

FTD Cos., Inc.[1]	261	1,759

Gaia, Inc., Cl. A1	117	1,492

Groupon, Inc., Cl. A1	4,768	26,892

HSN, Inc.	426	17,317

Liberty TripAdvisor Holdings, Inc., Cl. A1	895	8,368

Nutrisystem, Inc.	264	13,398

PetMed Express, Inc.	152	5,981

Priceline Group, Inc. (The)[1]	20	34,794

Shutterfly, Inc.[1]	292	12,901

		170,759

Leisure Products—0.1%

Acushnet Holdings Corp.	562	11,167

American Outdoor Brands Corp.[1]	451	6,328

Callaway Golf Co.	741	10,752

Clarus Corp.[1]	242	1,863

Escalade, Inc.	124	1,686

Johnson Outdoors, Inc., Cl. A	76	5,559

Malibu Boats, Inc., Cl. A1	143	4,470

Marine Products Corp.	306	4,602

MCBC Holdings, Inc.[1]	173	4,083

Nautilus, Inc.[1]	314	4,113

Vista Outdoor, Inc.[1]	431	6,211

		60,834

Media—1.2%

Beasley Broadcast Group, Inc., Cl. A	280	3,178

Central European Media Enterprises Ltd., Cl. A1	1,001	4,955

Charter Communications, Inc., Cl. A1	156	50,889

Clear Channel Outdoor Holdings, Inc., Cl. A	3,481	16,361

Comcast Corp., Cl. A	1,225	45,986

Daily Journal Corp.[1]	10	2,356

12      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Media (Continued)

Emerald Expositions Events, Inc.	565	$12,628

Entravision Communications Corp., Cl. A	1,034	7,290

Eros International plc[1]	556	7,006

EW Scripps Co. (The), Cl. A1	711	10,715

Gannett Co., Inc.	923	10,578

Global Eagle Entertainment, Inc.[1]	942	2,572

Gray Television, Inc.[1]	574	8,266

Hemisphere Media Group, Inc., Cl. A1	325	3,640

IMAX Corp.[1]	475	12,065

Informa plc	6,010	60,793

ITV plc	21,131	45,725

Liberty Media Corp.-Liberty Braves, Cl. A1	419	9,478

Liberty Media Corp.-Liberty Braves, Cl. C1	415	9,396

Loral Space & Communications, Inc.[1]	255	11,908

MDC Partners, Inc., Cl. A1	422	4,895

Media General, Inc.[1,3,4]	958	57

Meredith Corp.	367	25,011

MSG Networks, Inc., Cl. A1	720	12,852

National CineMedia, Inc.	493	3,081

New Media Investment Group, Inc.	387	6,718

New York Times Co. (The), Cl. A	1,304	24,515

Nexstar Media Group, Inc., Cl. A	354	24,037

Publicis Groupe SA	2,588	171,894

Reading International, Inc., Cl. A1	242	3,865

RELX plc	2,198	51,101

Saga Communications, Inc., Cl. A	48	2,165

Salem Media Group, Inc., Cl. A	281	1,349

Scholastic Corp.	277	11,390

Sinclair Broadcast Group, Inc., Cl. A	815	27,751

Sky plc[1]	21,044	266,069

Time Warner, Inc.	1,109	101,485

Time, Inc.	909	16,907

Townsquare Media, Inc., Cl. A1	185	1,469

tronc, Inc.[1]	253	4,481

Twenty-First Century Fox, Inc., Cl. A	1,229	39,254

Twenty-First Century Fox, Inc., Cl. B	1,267	39,467

Walt Disney Co. (The)	599	62,787

WideOpenWest, Inc.[1]	822	8,220

World Wrestling Entertainment, Inc., Cl. A	537	15,299

WPP plc	2,529	44,601

		1,306,505

Multiline Retail—0.2%

Big Lots, Inc.	346	20,448

Marks & Spencer Group plc	14,656	62,095

Next plc	1,628	98,558

Ollie’s Bargain Outlet Holdings, Inc.[1]	500	23,725

13      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Multiline Retail (Continued)

Target Corp.	734	$43,967

		248,793

Specialty Retail—0.6%

Aaron’s, Inc.	658	24,820

Abercrombie & Fitch Co., Cl. A	575	9,982

American Eagle Outfitters, Inc.	1,525	24,522

America’s Car-Mart, Inc.[1]	57	2,648

Asbury Automotive Group, Inc.[1]	163	10,725

Ascena Retail Group, Inc.[1]	1,934	4,526

At Home Group, Inc.[1]	528	14,589

Barnes & Noble Education, Inc.[1]	436	2,633

Barnes & Noble, Inc.	618	4,264

Boot Barn Holdings, Inc.[1]	226	3,347

Build-A-Bear Workshop, Inc.[1]	148	1,214

Caleres, Inc.	377	12,305

Camping World Holdings, Inc., Cl. A	221	10,246

Cato Corp. (The), Cl. A	205	3,235

Chico’s FAS, Inc.	1,128	9,949

Children’s Place, Inc. (The)	151	20,068

Citi Trends, Inc.	131	3,378

Container Store Group, Inc. (The)[1]	440	2,508

DSW, Inc., Cl. A	707	15,080

Express, Inc.[1]	617	6,010

Finish Line, Inc. (The), Cl. A	410	4,424

Five Below, Inc.[1]	430	26,574

Francesca’s Holdings Corp.[1]	328	2,434

Genesco, Inc.[1]	170	5,287

Group 1 Automotive, Inc.	151	12,236

Guess?, Inc.	687	11,335

Haverty Furniture Cos., Inc.	182	4,395

Hibbett Sports, Inc.[1]	181	3,611

Home Depot, Inc. (The)	399	71,748

J. Jill, Inc.[1]	732	4,656

Kingfisher plc	10,235	46,011

Kirkland’s, Inc.[1]	123	1,600

Lithia Motors, Inc., Cl. A	209	24,514

Lowe’s Cos., Inc.	479	39,934

Lumber Liquidators Holdings, Inc.[1]	283	8,023

MarineMax, Inc.[1]	170	3,629

Monro, Inc.	292	14,731

Office Depot, Inc.	5,958	19,483

Party City Holdco, Inc.[1]	1,140	15,846

Pier 1 Imports, Inc.	662	3,237

Shoe Carnival, Inc.	159	4,258

Sleep Number Corp.[1]	299	10,522

Sonic Automotive, Inc., Cl. A	348	7,395

Sportsman’s Warehouse Holdings, Inc.[1]	368	1,855

Tailored Brands, Inc.	361	6,086

14      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Specialty Retail (Continued)

Tesco plc	20,094	$52,465

Tile Shop Holdings, Inc.	607	5,038

Tilly’s, Inc., Cl. A	228	3,762

Vitamin Shoppe, Inc.[1]	217	814

Winmark Corp.	40	5,316

Zumiez, Inc.[1]	203	4,425

		611,693

Textiles, Apparel & Luxury Goods—0.5%

Burberry Group plc	1,530	35,538

Columbia Sportswear Co.	540	37,967

Crocs, Inc.[1]	545	5,957

Culp, Inc.	134	4,301

Deckers Outdoor Corp.[1]	252	18,832

Delta Apparel, Inc.[1]	60	1,215

Fossil Group, Inc.[1]	451	3,193

G-III Apparel Group Ltd.[1]	438	13,490

Iconix Brand Group, Inc.[1]	1,557	2,927

Kering	308	136,723

LVMH Moet Hennessy Louis Vuitton SE	429	124,953

Movado Group, Inc.	182	5,342

NIKE, Inc., Cl. B	775	46,826

Oxford Industries, Inc.	130	8,970

Perry Ellis International, Inc.[1]	125	3,059

Sequential Brands Group, Inc.[1]	570	1,009

Steven Madden Ltd.[1]	515	22,016

Superior Uniform Group, Inc.	114	2,899

Unifi, Inc.[1]	178	6,504

Vera Bradley, Inc.[1]	346	3,062

Wolverine World Wide, Inc.	801	23,205

		507,988

Consumer Staples—4.7%

Beverages—0.6%

Boston Beer Co., Inc. (The), Cl. A1	81	14,568

Coca-Cola Bottling Co. Consolidated	70	15,100

Coca-Cola Co. (The)	2,252	103,074

Coca-Cola HBC AG1	1,859	59,379

Craft Brew Alliance, Inc.[1]	146	2,840

Diageo plc	1,369	47,298

MGP Ingredients, Inc.	117	8,699

National Beverage Corp.	463	50,522

PepsiCo, Inc.	743	86,574

Pernod Ricard SA	1,314	205,032

Primo Water Corp.[1]	252	3,304

		596,390

Food & Staples Retailing—0.6%

Andersons, Inc. (The)	203	6,557

15      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Food & Staples Retailing (Continued)

Carrefour SA	9,856	$207,127

Chefs’ Warehouse, Inc. (The)[1]	200	4,050

Costco Wholesale Corp.	313	57,727

CVS Health Corp.	608	46,573

Ingles Markets, Inc., Cl. A	170	4,717

J Sainsbury plc	17,174	54,007

Natural Grocers by Vitamin Cottage, Inc.[1]	200	1,572

Performance Food Group Co.[1]	1,049	31,103

PriceSmart, Inc.	254	21,717

Smart & Final Stores, Inc.[1]	759	6,945

SpartanNash Co.	316	8,011

SUPERVALU, Inc.[1]	398	7,275

United Natural Foods, Inc.[1]	426	20,456

Village Super Market, Inc., Cl. A	104	2,668

Walgreens Boots Alliance, Inc.	721	52,460

Wal-Mart Stores, Inc.	925	89,938

Weis Markets, Inc.	236	9,716

Wm Morrison Supermarkets plc	13,809	40,406

		673,025

Food Products—2.3%

Admiral Group plc	2,532	65,742

Alico, Inc.	67	2,147

Associated British Foods plc	1,572	62,417

B&G Foods, Inc.	523	20,240

Bob Evans Farms, Inc.	7,198	561,732

Calavo Growers, Inc.	137	10,467

Danone SA	1,758	148,414

Darling Ingredients, Inc.[1]	1,240	22,258

Dean Foods Co.	796	8,883

Farmer Brothers Co.[1]	128	4,378

Fresh Del Monte Produce, Inc.	402	19,577

Freshpet, Inc.[1]	273	5,187

Hain Celestial Group, Inc. (The)[1]	15,832	650,695

Hostess Brands, Inc., Cl. A1	930	13,076

J&J Snack Foods Corp.	145	21,911

John B Sanfilippo & Son, Inc.	101	6,102

Kraft Heinz Co. (The)	700	56,959

Lancaster Colony Corp.	275	36,652

Landec Corp.[1]	211	2,638

Limoneira Co.	112	2,840

Mondelez International, Inc., Cl. A	1,109	47,621

Omega Protein Corp.	25,021	549,211

Sanderson Farms, Inc.	193	32,750

Seneca Foods Corp., Cl. A1	73	2,508

Snyder’s-Lance, Inc.	769	29,745

Tootsie Roll Industries, Inc.	530	19,822

16      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Food Products (Continued)

Unilever plc	986	$55,678

		2,459,650

Household Products—0.3%

Central Garden & Pet Co.[1]	413	16,367

Central Garden & Pet Co., Cl. A1	544	20,982

Colgate-Palmolive Co.	1,223	88,606

HRG Group, Inc.[1]	1,515	26,285

Oil-Dri Corp. of America	82	3,698

Procter & Gamble Co. (The)	898	80,811

Reckitt Benckiser Group plc	447	39,243

WD-40 Co.	111	13,254

		289,246

Personal Products—0.7%

Inter Parfums, Inc.	218	9,658

L’Oreal SA	715	158,138

Medifast, Inc.	89	6,099

Nature’s Sunshine Products, Inc.	152	1,953

Peugeot SA	4,311	89,166

Revlon, Inc., Cl. A1	19,726	431,999

USANA Health Sciences, Inc.[1]	170	12,189

		709,202

Tobacco—0.2%

Altria Group, Inc.	814	55,213

British American Tobacco plc	635	40,395

Imperial Brands plc	1,419	58,834

Philip Morris International, Inc.	513	52,711

Turning Point Brands, Inc.	145	2,529

Universal Corp.	264	14,084

Vector Group Ltd.	1,047	23,547

		247,313

Energy—3.2%

Energy Equipment & Services—0.8%

Archrock, Inc.	582	5,529

Basic Energy Services, Inc.[1]	9,589	214,506

Bristow Group, Inc.	274	3,989

C&J Energy Services, Inc.[1]	522	16,318

Dril-Quip, Inc.[1]	312	14,960

Ensco plc, Cl. A	2,641	14,182

Era Group, Inc.[1]	174	1,921

Exterran Corp.[1]	275	8,426

Forum Energy Technologies, Inc.[1]	836	11,871

Frank’s International NV	2,044	12,734

Geospace Technologies Corp.[1]	125	1,830

Gulf Island Fabrication, Inc.	113	1,435

Halliburton Co.	916	38,271

17      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Energy Equipment & Services (Continued)

Helix Energy Solutions Group, Inc.[1]	1,256	$8,352

Independence Contract Drilling, Inc.[1]	350	1,243

Keane Group, Inc.[1]	874	13,075

Mammoth Energy Services, Inc.[1]	298	5,617

Matrix Service Co.[1]	225	3,848

McDermott International, Inc.[1]	2,447	17,765

Natural Gas Services Group, Inc.[1]	137	3,494

Newpark Resources, Inc.[1]	770	6,815

Noble Corp. plc[1]	2,125	8,883

Oil States International, Inc.[1]	441	10,496

Parker Drilling Co.[1]	1,137	1,114

Pearson plc	5,882	56,339

PHI, Inc.[1]	166	2,136

Pioneer Energy Services Corp.[1]	819	1,720

ProPetro Holding Corp.[1]	614	11,525

Ranger Energy Services, Inc., Cl. A1	152	1,433

RigNet, Inc.[1]	141	2,270

Rowan Cos. plc, Cl. A1	888	12,849

Schlumberger Ltd.	808	50,783

SEACOR Holdings, Inc.[1]	135	6,460

SEACOR Marine Holdings, Inc.[1]	153	1,874

Select Energy Services, Inc., Cl. A1	528	8,701

Smart Sand, Inc.[1]	299	2,383

Superior Energy Services, Inc.[1]	1,455	14,041

TechnipFMC plc	6,147	175,395

Tesco Corp.[1]	519	2,102

TETRA Technologies, Inc.[1]	916	3,682

Unit Corp.[1]	456	9,754

US Silica Holdings, Inc.	649	21,527

Vantage Drilling International[1]	447	88,283

Willbros Group, Inc.[1]	695	917

		900,848

Oil, Gas & Consumable Fuels—2.4%

Abraxas Petroleum Corp.[1]	1,135	2,349

Adams Resources & Energy, Inc.	43	2,039

Arch Coal, Inc., Cl. A	295	24,355

Ardmore Shipping Corp.[1]	262	2,083

Bill Barrett Corp.[1]	521	3,048

Bonanza Creek Energy, Inc.[1]	156	4,332

BP plc	8,392	55,554

Callon Petroleum Co.[1]	1,605	17,719

Carrizo Oil & Gas, Inc.[1]	500	9,665

Chevron Corp.	582	69,252

Clean Energy Fuels Corp.[1]	1,249	2,810

Cloud Peak Energy, Inc.[1]	508	2,103

ConocoPhillips	870	44,266

Contango Oil & Gas Co.[1]	337	822

Delek US Holdings, Inc.	500	16,610

18      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Oil, Gas & Consumable Fuels (Continued)

Denbury Resources, Inc.[1]	3,410	$5,967

DHT Holdings, Inc.	1,128	4,365

Dorian LPG Ltd.[1]	412	2,975

Earthstone Energy, Inc., Cl. A1	632	5,897

Eclipse Resources Corp.[1]	2,313	5,736

Energen Corp.[1]	4,758	268,637

Energy XXI Gulf Coast, Inc.[1]	315	1,581

EQT Corp.	6,886	410,406

Evolution Petroleum Corp.	336	2,352

Exxon Mobil Corp.	702	58,470

GasLog Ltd.	637	11,466

Genco Shipping & Trading Ltd.[1]	261	2,968

Gener8 Maritime, Inc.[1]	637	2,898

Golar LNG Ltd.	844	20,855

Green Plains, Inc.	357	6,015

Halcon Resources Corp.[1]	6,578	46,638

Hallador Energy Co.	258	1,692

International Seaways, Inc.[1]	225	3,823

Jagged Peak Energy, Inc.[1]	1,643	24,941

Jones Energy, Inc., Cl. A1	116,410	116,247

Kinder Morgan, Inc.	1,952	33,633

Matador Resources Co.[1]	805	23,023

Midstates Petroleum Co., Inc.[1]	200	3,322

NACCO Industries, Inc., Cl. A	111	4,862

Navios Maritime Acquisition Corp.	1,152	1,544

Oasis Petroleum, Inc.[1]	1,798	18,394

Obsidian Energy Ltd.[1]	109,941	139,625

Occidental Petroleum Corp.	941	66,340

Overseas Shipholding Group, Inc., Cl. A1	653	1,907

Pacific Ethanol, Inc.[1]	398	1,791

Panhandle Oil & Gas, Inc., Cl. A	129	2,864

Par Pacific Holdings, Inc.[1]	356	7,391

PDC Energy, Inc.[1]	498	22,883

Peabody Energy Corp.[1]	738	24,583

Penn Virginia Corp.[1]	10,312	353,805

Renault SA	1,382	140,459

Renewable Energy Group, Inc.[1]	305	3,462

Resolute Energy Corp.[1]	174	5,206

REX American Resources Corp.[1]	55	5,035

Ring Energy, Inc.[1]	436	6,182

Royal Dutch Shell plc, Cl. A	2,106	67,203

Royal Dutch Shell plc, Cl. B	2,015	65,337

Safe Bulkers, Inc.[1]	615	1,950

SandRidge Energy, Inc.[1]	1,429	26,594

Scorpio Bulkers, Inc.	522	3,758

Scorpio Tankers, Inc.	2,119	6,569

SemGroup Corp., Cl. A	574	13,776

SRC Energy, Inc.[1]	1,598	13,998

Stone Energy Corp.[1]	155	3,928

19      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Oil, Gas & Consumable Fuels (Continued)

Teekay Tankers Ltd., Cl. A	1,421	$2,259

TOTAL SA	3,293	185,923

Ultra Petroleum Corp.[1]	1,682	16,130

W&T Offshore, Inc.[1]	1,054	3,310

Westmoreland Coal Co.[1]	216	248

WildHorse Resource Development Corp.[1]	813	13,414

		2,551,644

Financials—7.5%

Capital Markets—0.7%

3i Group plc	4,332	52,821

Arlington Asset Investment Corp., Cl. A	245	2,893

Artisan Partners Asset Management, Inc., Cl. A	370	14,615

Associated Capital Group, Inc., Cl. A	180	6,273

AXA SA	4,335	130,902

B. Riley Financial, Inc.	196	3,528

Bank of New York Mellon Corp. (The)	649	35,526

BlackRock, Inc., Cl. A	70	35,083

Cohen & Steers, Inc.	330	15,371

Cowen, Inc., Cl. A1	289	4,306

Diamond Hill Investment Group, Inc.	36	7,598

Donnelley Financial Solutions, Inc.[1]	265	5,406

Evercore, Inc., Cl. A	309	26,837

Fifth Street Asset Management, Inc., Cl. A	117	474

Financial Engines, Inc.	477	13,308

GAIN Capital Holdings, Inc.	322	2,431

GAMCO Investors, Inc., Cl. A	236	6,903

Goldman Sachs Group, Inc. (The)	126	31,203

Greenhill & Co., Inc.	211	4,283

Hamilton Lane, Inc., Cl. A	148	5,102

Houlihan Lokey, Inc., Cl. A	492	21,963

INTL. FCStone, Inc.[1]	180	7,898

Investment Technology Group, Inc.	326	5,865

KKR & Co. LP5	6,157	122,647

Ladenburg Thalmann Financial Services, Inc.	1,452	5,009

Medley Management, Inc., Cl. A	46	327

Moelis & Co., Cl. A	217	10,394

Morgan Stanley	612	31,585

OM Asset Management plc	1,117	18,319

Oppenheimer Holdings, Inc., Cl. A	82	2,210

Piper Jaffray Cos.	82	6,441

PJT Partners, Inc., Cl. A	144	6,124

Pzena Investment Management, Inc., Cl. A	166	1,856

Safeguard Scientifics, Inc.1	152	1,885

Schroders plc	1,013	47,321

Silvercrest Asset Management Group, Inc., Cl. A	75	1,140

Stifel Financial Corp.	540	30,370

Value Line, Inc.	75	1,327

Virtus Investment Partners, Inc.	56	6,723

20      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Capital Markets (Continued)

Waddell & Reed Financial, Inc., Cl. A	703	$14,271

Westwood Holdings Group, Inc.	96	6,562

WisdomTree Investments, Inc.	986	11,339

		766,439

Commercial Banks—2.7%

1st Source Corp.	202	10,393

ACNB Corp.	63	1,827

Allegiance Bancshares, Inc.[1]	97	3,865

American National Bankshares, Inc.	95	3,909

Ameris Bancorp	293	14,533

Ames National Corp.	73	2,194

Arrow Financial Corp.	106	3,901

Atlantic Capital Bancshares, Inc.[1]	223	3,836

Banc of California, Inc.	391	8,817

BancFirst Corp.	260	14,768

Banco Latinoamericano de Comercio Exterior SA, Cl. E	324	9,513

Bancorp, Inc. (The)[1]	430	4,158

BancorpSouth Bank	719	23,907

Bank of America Corp.	1,123	31,635

Bank of Commerce Holdings	122	1,476

Bank of Marin Bancorp	49	3,452

Bank of NT Butterfield & Son Ltd. (The)	550	21,879

Bankwell Financial Group, Inc.	81	2,858

Banner Corp.	279	16,068

Bar Harbor Bankshares	126	3,591

Barclays plc	20,464	53,353

BCB Bancorp, Inc.	156	2,278

Berkshire Hills Bancorp, Inc.	427	16,461

Blue Hills Bancorp, Inc.	187	3,992

BNP Paribas SA	1,255	95,067

Boston Private Financial Holdings, Inc.	687	11,232

Bridge Bancorp, Inc.	148	5,321

Brookline Bancorp, Inc.	609	9,805

Bryn Mawr Bank Corp.	134	5,916

Byline Bancorp, Inc.[1]	244	5,209

C&F Financial Corp.	26	1,560

Cadence BanCorp, Cl. A1	617	15,055

California First National Bancorp[1]	95	1,472

Camden National Corp.	123	5,620

Capital Bank Financial Corp., Cl. A	413	17,243

Capital City Bank Group, Inc.	130	3,286

Capstar Financial Holdings, Inc.[1]	86	1,887

Carolina Financial Corp.	123	4,754

Cathay General Bancorp	610	26,468

CenterState Bank Corp.	474	12,860

Central Pacific Financial Corp.	326	10,497

Central Valley Community Bancorp	141	2,888

Century Bancorp, Inc., Cl. A	45	3,861

21      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Banks (Continued)

Chemical Financial Corp.	554	$31,240

Chemung Financial Corp.	38	1,852

Citigroup, Inc.	525	39,637

Citizens & Northern Corp.	96	2,461

City Holding Co.	125	8,902

Civista Bancshares, Inc.	79	1,790

CNB Financial Corp.	114	3,247

CoBiz Financial, Inc.	315	6,672

Codorus Valley Bancorp, Inc.	86	2,594

Columbia Banking System, Inc.	589	27,153

Community Bank System, Inc.	397	21,986

Community Bankers Trust Corp.[1]	184	1,601

Community Financial Corp. (The)	36	1,291

Community Trust Bancorp, Inc.	134	6,666

ConnectOne Bancorp, Inc.	230	6,244

County Bancorp, Inc.	48	1,529

Credit Agricole SA	6,406	108,031

Customers Bancorp, Inc.[1]	288	7,805

CVB Financial Corp.	876	21,541

DNB Financial Corp.	35	1,223

Eagle Bancorp, Inc.[1]	359	23,748

Enterprise Bancorp, Inc.	92	3,437

Enterprise Financial Services Corp.	176	7,964

Equity Bancshares, Inc., Cl. A1	100	3,457

Evans Bancorp, Inc.	37	1,648

Farmers Capital Bank Corp.	79	3,255

Farmers National Banc Corp.	298	4,515

FB Financial Corp.[1]	221	9,381

FCB Financial Holdings, Inc., Cl. A1	351	18,550

Fidelity Southern Corp.	226	4,983

Financial Institutions, Inc.	143	4,726

First BanCorp (Puerto Rico)[1]	2,239	11,150

First Bancorp (Southern Pines NC)	182	6,898

First Bancorp, Inc. (Maine)	82	2,540

First Busey Corp.	478	15,215

First Business Financial Services, Inc.	70	1,636

First Citizens BancShares, Inc., Cl. A	116	49,473

First Commonwealth Financial Corp.	742	11,204

First Community Bancshares, Inc.	173	5,190

First Connecticut Bancorp, Inc. (Farmington CT)	169	4,487

First Financial Bancorp	467	13,239

First Financial Bankshares, Inc.	511	24,247

First Financial Corp.	96	4,627

First Financial Northwest, Inc.	115	1,949

First Foundation, Inc.[1]	267	5,092

First Internet Bancorp	57	2,271

First Interstate BancSystem, Inc., Cl. A	573	22,748

First Merchants Corp.	521	22,820

First Mid-Illinois Bancshares, Inc.	99	3,987

22      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Commercial Banks (Continued)

First Midwest Bancorp, Inc.	818	$20,425

First Northwest Bancorp[1]	125	2,238

First of Long Island Corp. (The)	185	5,578

Flushing Financial Corp.	224	6,335

FNB Bancorp	57	2,073

Franklin Financial Network, Inc.[1]	108	3,775

Fulton Financial Corp.	1,415	26,885

German American Bancorp, Inc.	190	7,146

Glacier Bancorp, Inc.	609	24,390

Great Southern Bancorp, Inc.	114	6,162

Great Western Bancorp, Inc.	470	19,420

Green Bancorp, Inc.[1]	311	6,966

Guaranty Bancorp	218	6,333

Hancock Holding Co.	879	45,137

Hanmi Financial Corp.	256	8,128

HarborOne Bancorp, Inc.[1]	247	4,787

Heartland Financial USA, Inc.	236	11,918

Heritage Commerce Corp.	369	5,989

Heritage Financial Corp.	227	7,389

Hilltop Holdings, Inc.	831	20,667

Home BancShares, Inc.	1,529	36,390

HomeTrust Bancshares, Inc.[1]	193	5,211

Hope Bancorp, Inc.	1,020	19,094

Horizon Bancorp	194	5,335

Howard Bancorp, Inc.[1]	74	1,628

HSBC Holdings plc	5,341	53,099

IBERIABANK Corp.	626	48,672

Independent Bank Corp.	224	5,018

Independent Bank Corp. (Rockland MA)	223	16,212

Independent Bank Group, Inc.	209	14,400

International Bancshares Corp.	680	28,050

Investors Bancorp, Inc.	2,383	34,005

JPMorgan Chase & Co.	444	46,407

Lakeland Bancorp, Inc.	369	7,712

Lakeland Financial Corp.	198	10,035

LCNB Corp.	107	2,247

LegacyTexas Financial Group, Inc.	377	15,785

Live Oak Bancshares, Inc.	269	6,927

Lloyds Banking Group plc	86,605	77,146

Macatawa Bank Corp.	272	2,769

MainSource Financial Group, Inc.	254	10,046

MB Financial, Inc.	645	30,025

MBT Financial Corp.	248	2,703

Mercantile Bank Corp.	166	6,160

Midland States Bancorp, Inc.	146	4,855

MidSouth Bancorp, Inc.	119	1,630

MidWestOne Financial Group, Inc.	122	4,437

MutualFirst Financial, Inc.	77	2,922

National Bank Holdings Corp., Cl. A	229	7,770

23      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Banks (Continued)

National Bankshares, Inc.	55	$2,547

National Commerce Corp.[1]	122	5,057

NBT Bancorp, Inc.	329	12,778

Nicolet Bankshares, Inc.[1]	78	4,520

Northeast Bancorp	71	1,750

Northrim BanCorp, Inc.	58	2,172

OFG Bancorp	355	3,479

Old Line Bancshares, Inc.	91	2,750

Old National Bancorp	1,069	19,509

Old Second Bancorp, Inc.	228	3,067

Opus Bank[1]	262	7,310

Orrstown Financial Services, Inc.	85	2,151

Pacific Mercantile Bancorp[1]	178	1,709

Pacific Premier Bancorp, Inc.[1]	294	11,642

Park National Corp.	118	13,258

Parke Bancorp, Inc.	61	1,275

Peapack Gladstone Financial Corp.	136	4,791

Penns Woods Bancorp, Inc.	35	1,741

Peoples Bancorp, Inc.	193	6,535

People’s Utah Bancorp	196	6,174

Preferred Bank (Los Angeles CA)	112	7,011

Premier Financial Bancorp, Inc.	117	2,336

QCR Holdings, Inc.	131	5,947

RBB Bancorp	113	2,846

Renasant Corp.	401	17,259

Republic Bancorp, Inc., Cl. A	213	9,065

Republic First Bancorp, Inc.[1]	447	4,224

Royal Bank of Scotland Group plc[1]	23,317	87,285

S&T Bancorp, Inc.	266	11,108

Sandy Spring Bancorp, Inc.	193	7,602

Seacoast Banking Corp. of Florida[1]	437	11,375

ServisFirst Bancshares, Inc.	394	16,544

Shore Bancshares, Inc.	134	2,334

Sierra Bancorp	148	4,138

Simmons First National Corp., Cl. A	254	14,707

SmartFinancial, Inc.[1]	66	1,467

Societe Generale SA	1,554	78,329

South State Corp.	287	26,418

Southern First Bancshares, Inc.[1]	54	2,317

Southern National Bancorp of Virginia, Inc.	195	3,329

Southside Bancshares, Inc.	237	8,579

Standard Chartered plc[1]	5,086	50,840

State Bank Financial Corp.	403	12,267

Sterling Bancorp	1,049	26,592

Stock Yards Bancorp, Inc.	179	7,124

Summit Financial Group, Inc.	91	2,445

Sun Bancorp, Inc.	147	3,756

Sunshine Bancorp, Inc.[1]	63	1,511

Texas Capital Bancshares, Inc.[1]	388	35,056

24      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Commercial Banks (Continued)

Tompkins Financial Corp.	117	$10,362

Towne Bank (Portsmouth VA)	491	16,449

TriCo Bancshares	177	7,439

TriState Capital Holdings, Inc.[1]	227	5,493

Triumph Bancorp, Inc.[1]	170	5,653

Trustmark Corp.	535	18,158

Two River Bancorp	68	1,244

UMB Financial Corp.	398	29,914

Umpqua Holdings Corp.	1,648	36,437

Union Bankshares Corp.	351	13,229

United Bankshares, Inc.	851	31,955

United Community Banks, Inc.	797	22,906

United Security Bancshares (Fresno CA)	134	1,313

Unity Bancorp, Inc.	83	1,722

Univest Corp. of Pennsylvania	229	6,435

US Bancorp	770	42,466

Valley National Bancorp	2,172	25,847

Veritex Holdings, Inc.[1]	182	5,063

Washington Trust Bancorp, Inc.	139	7,902

WashingtonFirst Bankshares, Inc.	139	4,747

Wells Fargo & Co.	733	41,393

WesBanco, Inc.	351	14,767

West Bancorporation, Inc.	169	4,521

Westamerica Bancorporation	211	13,046

Wintrust Financial Corp.	561	47,040

Xenith Bankshares, Inc.[1]	185	6,503

		2,849,028

Consumer Finance—0.2%

American Express Co.	510	49,832

Capital One Financial Corp.	398	36,616

Elevate Credit, Inc.[1]	255	1,913

Encore Capital Group, Inc.[1]	193	8,839

Enova International, Inc.[1]	239	3,549

EZCORP, Inc., Cl. A1	395	4,760

FirstCash, Inc.	373	25,140

Green Dot Corp., Cl. A1	346	21,383

LendingClub Corp.[1]	3,450	15,077

Nelnet, Inc., Cl. A	283	15,160

PRA Group, Inc.[1]	364	12,667

Regional Management Corp.[1]	90	2,220

World Acceptance Corp.[1]	66	5,477

		202,633

Diversified Financial Services—0.1%

Berkshire Hathaway, Inc., Cl. B1	234	45,164

Cannae Holdings, Inc.[1]	2,637	48,020

Marlin Business Services Corp.	172	4,102

NewStar Financial, Inc.	313	3,693

25      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Diversified Financial Services (Continued)

On Deck Capital, Inc.[1]	543	$2,873

Tiptree, Inc.	214	1,434

		105,286

Insurance—1.0%

Allstate Corp. (The)	474	48,661

Ambac Financial Group, Inc.[1]	377	5,678

American Equity Investment Life Holding Co.	686	21,767

American International Group, Inc.	764	45,809

AMERISAFE, Inc.	136	8,928

AmTrust Financial Services, Inc.	1,647	15,877

Argo Group International Holdings Ltd.	318	19,478

Atlas Financial Holdings, Inc.[1]	120	2,400

Aviva plc	8,740	60,438

Baldwin & Lyons, Inc., Cl. B	155	3,782

Blue Capital Reinsurance Holdings Ltd.	85	1,037

CNO Financial Group, Inc.	1,282	32,319

Crawford & Co., Cl. B	445	4,459

Direct Line Insurance Group plc	9,318	46,099

Donegal Group, Inc., Cl. A	262	4,640

eHealth, Inc.[1]	137	3,143

EMC Insurance Group, Inc.	213	6,607

Employers Holdings, Inc.	322	15,778

Enstar Group Ltd.[1]	149	33,026

FBL Financial Group, Inc., Cl. A	188	14,175

Federated National Holding Co.	139	1,879

Fidelity & Guaranty Life	462	14,368

Genworth Financial, Inc., Cl. A1	6,053	20,520

Global Indemnity Ltd.[1]	139	6,023

Greenlight Capital Re Ltd., Cl. A1	288	6,379

Hallmark Financial Services, Inc.[1]	143	1,597

HCI Group, Inc.	74	2,225

Health Insurance Innovations, Inc., Cl. A1	3,081	71,941

Horace Mann Educators Corp.	381	17,793

Independence Holding Co.	109	3,237

Infinity Property & Casualty Corp.	115	12,397

Investors Title Co.	14	2,814

James River Group Holdings Ltd.	227	9,189

Kemper Corp.	334	23,046

Kingstone Cos., Inc.	84	1,634

Kinsale Capital Group, Inc.	164	7,313

Legal & General Group plc	16,118	58,265

Maiden Holdings Ltd.	655	4,258

MetLife, Inc.	686	36,824

National General Holdings Corp.	792	16,735

National Western Life Group, Inc., Cl. A	27	9,544

Navigators Group, Inc. (The)	309	15,913

NI Holdings, Inc.[1]	175	3,073

Old Mutual plc	11,791	31,501

26      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Insurance (Continued)

Primerica, Inc.	326	$33,904

Prudential plc	1,490	37,487

RLI Corp.	336	20,069

RSA Insurance Group plc	6,302	51,872

Safety Insurance Group, Inc.	111	9,141

Selective Insurance Group, Inc.	414	25,337

St James’s Place plc	2,926	48,064

Standard Life Aberdeen plc	5,428	31,610

State Auto Financial Corp.	338	9,434

Stewart Information Services Corp.	246	9,921

Third Point Reinsurance Ltd.[1]	758	12,848

United Fire Group, Inc.	195	9,372

United Insurance Holdings Corp.	347	5,791

Universal Insurance Holdings, Inc.	264	6,970

WMIH Corp.[1]	1,857	1,557

		1,085,946

Real Estate Investment Trusts (REITs)—2.1%

Acadia Realty Trust	667	18,696

AG Mortgage Investment Trust, Inc.	223	4,221

Agree Realty Corp.	238	11,767

Alexander & Baldwin, Inc.	395	11,479

Alexander’s, Inc.	41	17,342

Altisource Residential Corp.	436	4,774

American Assets Trust, Inc.	379	14,917

Anworth Mortgage Asset Corp.	1,093	6,143

Apollo Commercial Real Estate Finance, Inc.	829	15,461

Ares Commercial Real Estate Corp.	306	4,125

Armada Hoffler Properties, Inc.	341	5,268

ARMOUR Residential REIT, Inc.	350	8,851

Ashford Hospitality Prime, Inc.	326	3,002

Ashford Hospitality Trust, Inc.	964	6,276

Ashtead Group plc	1,815	46,654

Bluerock Residential Growth REIT, Inc., Cl. A	186	2,098

British Land Co. plc (The)	6,470	55,083

Capstead Mortgage Corp.	825	7,483

CareTrust REIT, Inc.	597	10,877

CatchMark Timber Trust, Inc., Cl. A	399	5,263

CBL & Associates Properties, Inc.	1,437	8,090

Cedar Realty Trust, Inc.	666	3,976

Chatham Lodging Trust	306	6,943

Cherry Hill Mortgage Investment Corp.	99	1,804

Chesapeake Lodging Trust	456	13,151

City Office REIT, Inc.	333	4,409

Clipper Realty, Inc.	138	1,391

Community Healthcare Trust, Inc.	101	2,753

CorEnergy Infrastructure Trust, Inc.	92	3,280

Cousins Properties, Inc.	3,413	30,615

CYS Investments, Inc.	1,314	10,630

27      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Real Estate Investment Trusts (REITs) (Continued)

DiamondRock Hospitality Co.	1,585	$17,736

Dynex Capital, Inc.	401	2,871

Easterly Government Properties, Inc.	309	6,548

EastGroup Properties, Inc.	263	24,743

Education Realty Trust, Inc.	612	22,381

Ellington Residential Mortgage REIT	105	1,349

Farmland Partners, Inc.	279	2,497

First Industrial Realty Trust, Inc.	1,218	39,646

Four Corners Property Trust, Inc.	644	16,808

Franklin Street Properties Corp.	894	9,736

GEO Group, Inc. (The)	1,009	26,779

Getty Realty Corp.	312	8,880

Gladstone Commercial Corp.	215	4,911

Global Medical REIT, Inc.	176	1,679

Global Net Lease, Inc.	535	11,572

Government Properties Income Trust	804	14,995

Gramercy Property Trust	1,214	34,623

Great Ajax Corp.	142	2,032

Hammerson plc	8,739	61,418

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	411	9,769

Healthcare Realty Trust, Inc.	917	30,050

Hersha Hospitality Trust, Cl. A	345	6,055

Independence Realty Trust, Inc.	657	6,787

InfraREIT, Inc.	456	9,631

Invesco Mortgage Capital, Inc.	1,158	20,450

Investors Real Estate Trust	988	5,987

Invitation Homes, Inc.	1,628	38,339

iStar, Inc.[1]	571	6,566

Jernigan Capital, Inc.	112	2,313

Kite Realty Group Trust	711	13,673

KKR Real Estate Finance Trust, Inc.	439	9,000

Ladder Capital Corp., Cl. A	920	12,558

Land Securities Group plc	4,718	59,337

LaSalle Hotel Properties	914	25,994

Lexington Realty Trust	1,907	19,947

LTC Properties, Inc.	314	14,394

Mack-Cali Realty Corp.	735	16,266

MedEquities Realty Trust, Inc.	335	3,755

Monmouth Real Estate Investment Corp.	731	13,056

MTGE Investment Corp.	512	9,498

National Health Investors, Inc.	326	25,428

National Storage Affiliates Trust	340	9,058

New Senior Investment Group, Inc.	660	5,412

New York Mortgage Trust, Inc.	896	5,734

NexPoint Residential Trust, Inc.	165	4,643

NorthStar Realty Europe Corp.	548	7,951

One Liberty Properties, Inc.	187	4,997

Owens Realty Mortgage, Inc.	108	1,750

Pebblebrook Hotel Trust	547	21,043

28      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Real Estate Investment Trusts (REITs) (Continued)

Pennsylvania Real Estate Investment Trust	591	$6,554

PennyMac Mortgage Investment Trust	755	11,823

Physicians Realty Trust	1,262	22,552

Potlatch Corp.	314	16,202

Preferred Apartment Communities, Inc., Cl. A	266	5,655

PS Business Parks, Inc.	287	38,045

QTS Realty Trust, Inc., Cl. A	358	19,926

Quality Care Properties, Inc.[1]	721	10,591

RAIT Financial Trust	997	339

Ramco-Gershenson Properties Trust	641	9,237

Redwood Trust, Inc.	628	9,433

Resource Capital Corp.	259	2,585

Retail Opportunity Investments Corp.	910	17,809

Rexford Industrial Realty, Inc.	715	22,430

RLJ Lodging Trust	1,320	28,618

Ryman Hospitality Properties, Inc.	376	26,124

Sabra Health Care REIT, Inc.	565	10,871

Saul Centers, Inc.	231	14,909

Segro plc	6,576	48,761

Select Income REIT	681	17,086

Simon Property Group, Inc.	352	56,936

STAG Industrial, Inc.	722	20,433

Summit Hotel Properties, Inc.	828	12,511

Sunstone Hotel Investors, Inc.	1,741	29,092

Sutherland Asset Management Corp.	252	3,982

Terreno Realty Corp.	538	20,229

Tier REIT, Inc.	368	7,371

TPG RE Finance Trust, Inc.	320	6,141

UMH Properties, Inc.	273	4,201

Unibail-Rodamco SE	737	188,652

Universal Health Realty Income Trust	111	8,309

Urban Edge Properties	868	22,177

Urstadt Biddle Properties, Inc., Cl. A	399	9,464

Washington Prime Group, Inc.	1,551	11,028

Washington Real Estate Investment Trust	627	20,265

Western Asset Mortgage Capital Corp.	342	3,430

Wheeler Real Estate Investment Trust, Inc.	24,092	247,907

Whitestone REIT, Cl. B	295	4,357

Worldpay Group plc[2]	15,021	85,695

Xenia Hotels & Resorts, Inc.	810	17,812

		2,197,009

Real Estate Management & Development—0.2%

Barratt Developments plc	4,563	37,202

Consolidated-Tomoka Land Co.	45	2,760

Forestar Group, Inc.[1]	291	6,475

FRP Holdings, Inc.[1]	80	3,652

Griffin Industrial Realty, Inc.	38	1,387

HFF, Inc., Cl. A	273	12,323

29      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Real Estate Management & Development (Continued)

Kennedy-Wilson Holdings, Inc.	855	$16,373

Marcus & Millichap, Inc.[1]	284	9,077

Maui Land & Pineapple Co., Inc.[1]	131	2,122

Persimmon plc	981	33,705

RE/MAX Holdings, Inc., Cl. A	133	7,095

RMR Group, Inc. (The), Cl. A	124	7,471

St Joe Co. (The)[1]	598	11,242

Stratus Properties, Inc.	65	2,028

Tejon Ranch Co.[1]	183	4,108

Trinity Place Holdings, Inc.[1]	241	1,697

		158,717

Thrifts & Mortgage Finance—0.5%

Bank Mutual Corp.	460	4,922

BankFinancial Corp.	189	3,117

Bear State Financial, Inc.	296	3,031

Beneficial Bancorp, Inc.	598	10,136

BSB Bancorp, Inc.[1]	76	2,413

Capitol Federal Financial, Inc.	1,156	16,253

Charter Financial Corp.	152	2,809

Clifton Bancorp, Inc.	172	2,977

Dime Community Bancshares, Inc.	286	6,306

Entegra Financial Corp.[1]	46	1,334

ESSA Bancorp, Inc.	117	1,865

Essent Group Ltd.[1]	697	30,842

Federal Agricultural Mortgage Corp., Cl. C	82	6,088

First Defiance Financial Corp.	103	5,596

Flagstar Bancorp, Inc.[1]	426	16,192

Hingham Institution for Savings	16	3,651

Home Bancorp, Inc.	75	3,210

HomeStreet, Inc.[1]	5,402	164,761

Kearny Financial Corp.	653	9,664

LendingTree, Inc.[1]	86	25,968

Meridian Bancorp, Inc.	382	7,697

Meta Financial Group, Inc.	68	6,389

MGIC Investment Corp.[1]	2,548	37,252

Nationstar Mortgage Holdings, Inc.[1]	731	13,209

NMI Holdings, Inc., Cl. A1	400	6,820

Northfield Bancorp, Inc.	390	6,919

Northwest Bancshares, Inc.	824	13,950

OceanFirst Financial Corp.	253	7,021

Ocwen Financial Corp.[1]	965	3,078

Oritani Financial Corp.	359	6,193

PCSB Financial Corp.[1]	144	2,841

PennyMac Financial Services, Inc., Cl. A1	173	3,659

PHH Corp.[1]	430	4,885

Provident Bancorp, Inc.[1]	74	1,758

Provident Financial Holdings, Inc.	80	1,541

Provident Financial Services, Inc.	511	13,971

30      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Thrifts & Mortgage Finance (Continued)

Prudential Bancorp, Inc.	72	$1,333

Radian Group, Inc.	1,507	30,878

Riverview Bancorp, Inc.	222	2,047

SI Financial Group, Inc.	96	1,450

Southern Missouri Bancorp, Inc.	89	3,581

Territorial Bancorp, Inc.	103	3,291

Timberland Bancorp, Inc.	60	1,723

TrustCo Bank Corp. (New York)	732	6,844

United Community Financial Corp.	540	5,287

United Financial Bancorp, Inc.	529	9,861

Walker & Dunlop, Inc.[1]	226	11,137

Washington Federal, Inc.	662	23,038

Waterstone Financial, Inc.	312	5,897

Western New England Bancorp, Inc.	250	2,675

WSFS Financial Corp.	242	12,245

		579,605

Health Care—5.0%

Biotechnology—1.1%

AbbVie, Inc.	470	45,552

Abeona Therapeutics, Inc.[1]	300	5,190

Acceleron Pharma, Inc.[1]	290	10,582

Achaogen, Inc.[1]	416	4,975

Achillion Pharmaceuticals, Inc.[1]	1,199	3,741

Acorda Therapeutics, Inc.[1]	326	6,618

Aduro Biotech, Inc.[1]	775	7,362

Agenus, Inc.[1]	942	3,702

Aimmune Therapeutics, Inc.[1]	337	12,873

Akebia Therapeutics, Inc.[1]	361	5,617

Alder Biopharmaceuticals, Inc.[1]	431	4,741

AMAG Pharmaceuticals, Inc.[1]	325	4,534

Amgen, Inc.	155	27,227

Amicus Therapeutics, Inc.[1]	1,191	16,579

Anavex Life Sciences Corp.[1]	325	1,235

Ardelyx, Inc.[1]	390	2,593

Arena Pharmaceuticals, Inc.[1]	280	8,677

Array BioPharma, Inc.[1]	1,812	20,385

Atara Biotherapeutics, Inc.[1]	274	3,959

Athenex, Inc.[1]	468	8,007

Audentes Therapeutics, Inc.[1]	230	6,638

Avexis, Inc.[1]	232	21,996

Axovant Sciences Ltd.[1]	1,107	6,111

Bellicum Pharmaceuticals, Inc.[1]	319	3,200

BioCryst Pharmaceuticals, Inc.[1]	735	3,734

Biogen, Inc.[1]	85	27,384

Biohaven Pharmaceutical Holding Co. Ltd.[1]	351	8,119

BioSpecifics Technologies Corp.[1]	76	3,412

BioTime, Inc.[1]	1,030	2,760

Bluebird Bio, Inc.[1]	353	60,998

31      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Biotechnology (Continued)

Blueprint Medicines Corp.[1]	322	$24,169

Calithera Biosciences, Inc.[1]	272	2,856

Cascadian Therapeutics, Inc.[1]	345	1,470

Catalyst Pharmaceuticals, Inc.[1]	585	2,515

Celgene Corp.[1]	189	19,057

Celldex Therapeutics, Inc.[1]	1,172	3,516

Chelsea Therapeutics, Inc.[1,3,4]	40,295	—

ChemoCentryx, Inc.[1]	431	2,801

Chimerix, Inc.[1]	394	1,761

Clovis Oncology, Inc.[1]	419	26,343

Coherus Biosciences, Inc.[1]	478	4,278

Concert Pharmaceuticals, Inc.[1]	154	3,474

Corvus Pharmaceuticals, Inc.[1]	193	2,164

Curis, Inc.[1]	1,065	847

Cytokinetics, Inc.[1]	446	3,836

CytomX Therapeutics, Inc.[1]	263	5,444

Dyax Corp.[1,3,4]	10,393	104

Dynavax Technologies Corp.[1]	420	8,400

Eagle Pharmaceuticals, Inc.[1]	132	7,796

Edge Therapeutics, Inc.[1]	239	2,414

Emergent BioSolutions, Inc.[1]	318	13,970

Enanta Pharmaceuticals, Inc.[1]	141	7,002

Epizyme, Inc.[1]	523	6,276

Esperion Therapeutics, Inc.[1]	194	11,933

Exact Sciences Corp.[1]	804	47,822

Fate Therapeutics, Inc.[1]	270	1,188

FibroGen, Inc.[1]	536	25,460

Five Prime Therapeutics, Inc.[1]	200	5,270

Foundation Medicine, Inc.[1]	252	13,406

G1 Therapeutics, Inc.[1]	234	4,809

Genomic Health, Inc.[1]	266	8,057

Gilead Sciences, Inc.	571	42,699

Global Blood Therapeutics, Inc.[1]	264	10,415

Halozyme Therapeutics, Inc.[1]	1,091	20,369

Heron Therapeutics, Inc.[1]	447	7,867

Idera Pharmaceuticals, Inc.[1]	1,678	3,708

Ignyta, Inc.[1]	354	5,806

Immune Design Corp.[1]	420	1,722

ImmunoGen, Inc.[1]	927	5,886

Immunomedics, Inc.[1]	1,129	12,261

Inovio Pharmaceuticals, Inc.[1]	663	3,043

Insmed, Inc.[1]	566	17,654

Intellia Therapeutics, Inc.[1]	226	5,090

Invitae Corp.[1]	379	3,312

Iovance Biotherapeutics, Inc.[1]	490	4,435

Ironwood Pharmaceuticals, Inc., Cl. A1	1,203	20,776

Jounce Therapeutics, Inc.[1]	281	4,429

Karyopharm Therapeutics, Inc.[1]	398	4,454

Keryx Biopharmaceuticals, Inc.[1]	1,019	4,881

32      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Biotechnology (Continued)

Kindred Biosciences, Inc.[1]	205	$1,568

La Jolla Pharmaceutical Co.[1]	176	5,870

Lexicon Pharmaceuticals, Inc.[1]	999	10,210

Ligand Pharmaceuticals, Inc.[1]	155	20,437

Loxo Oncology, Inc.[1]	250	19,188

MacroGenics, Inc.[1]	269	5,197

Madrigal Pharmaceuticals, Inc.[1]	88	4,430

Melinta Therapeutics, Inc.[1]	116	1,972

Mersana Therapeutics, Inc.[1]	12	228

Minerva Neurosciences, Inc.[1]	348	2,001

Momenta Pharmaceuticals, Inc.[1]	785	10,833

Myriad Genetics, Inc.[1]	567	19,635

Natera, Inc.[1]	490	4,768

Novavax, Inc.[1]	2,379	3,235

Otonomy, Inc.[1]	260	1,391

PDL BioPharma, Inc.[1]	1,385	4,030

Pieris Pharmaceuticals, Inc.[1]	392	2,423

Portola Pharmaceuticals, Inc.[1]	494	25,071

Progenics Pharmaceuticals, Inc.[1]	656	3,792

Prothena Corp. plc[1]	334	15,528

PTC Therapeutics, Inc.[1]	346	5,519

Puma Biotechnology, Inc.[1]	274	29,017

Ra Pharmaceuticals, Inc.[1]	197	2,809

REGENXBIO, Inc.[1]	266	7,475

Repligen Corp.[1]	276	9,784

Retrophin, Inc.[1]	301	6,785

Rigel Pharmaceuticals, Inc.[1]	661	2,750

Sage Therapeutics, Inc.[1]	289	26,706

Sangamo Therapeutics, Inc.[1]	792	12,830

Sarepta Therapeutics, Inc.[1]	399	22,212

Selecta Biosciences, Inc.[1]	149	1,588

Seres Therapeutics, Inc.[1]	507	5,324

Spark Therapeutics, Inc.[1]	270	19,772

Spectrum Pharmaceuticals, Inc.[1]	458	8,977

Stemline Therapeutics, Inc.[1]	161	2,479

Syndax Pharmaceuticals, Inc.[1]	182	1,594

Syros Pharmaceuticals, Inc.[1]	176	2,614

TG Therapeutics, Inc.[1]	777	6,682

Trevena, Inc.[1]	793	1,316

Ultragenyx Pharmaceutical, Inc.[1]	385	19,439

Vanda Pharmaceuticals, Inc.[1]	533	7,489

VBI Vaccines, Inc.[1]	355	1,786

Veracyte, Inc.[1]	363	2,461

Versartis, Inc.[1]	379	739

Voyager Therapeutics, Inc.[1]	200	2,926

vTv Therapeutics, Inc., Cl. A1	72	302

Xencor, Inc.[1]	426	9,248

		1,178,176

33      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Equipment & Supplies—1.4%

Abaxis, Inc.	164	$7,993

Abbott Laboratories	828	46,674

Accuray, Inc.[1]	553	2,848

Analogic Corp.	102	8,446

AngioDynamics, Inc.[1]	293	5,034

Anika Therapeutics, Inc.[1]	122	6,725

Antares Pharma, Inc.[1]	2,184	4,040

AtriCure, Inc.[1]	281	5,198

Atrion Corp.	15	10,119

AxoGen, Inc.[1]	245	6,541

Cantel Medical Corp.	314	33,435

Cardiovascular Systems, Inc.[1]	301	7,543

Cerus Corp.[1]	815	3,219

ConforMIS, Inc.[1]	350	1,116

CONMED Corp.	220	11,770

CryoLife, Inc.[1]	306	6,227

Cutera, Inc.[1]	116	4,762

Danaher Corp.	655	61,806

Endologix, Inc.[1]	551	3,025

Entellus Medical, Inc.[1]	188	3,202

Essilor International Cie Generale d’Optique SA	1,157	148,862

Exactech, Inc.[1]	119	4,992

FONAR Corp.[1]	48	1,193

GenMark Diagnostics, Inc.[1]	555	2,470

Glaukos Corp.[1]	253	6,773

Globus Medical, Inc., Cl. A1	705	26,797

Haemonetics Corp.[1]	517	29,883

Halyard Health, Inc.[1]	392	19,028

Heska Corp.[1]	51	4,377

ICU Medical, Inc.[1]	151	32,223

Inogen, Inc.[1]	156	20,083

Insulet Corp.[1]	427	30,629

Integer Holdings Corp.[1]	262	12,694

Integra LifeSciences Holdings Corp.[1]	664	32,284

Invacare Corp.	262	4,598

iRhythm Technologies, Inc.[1]	180	9,990

K2M Group Holdings, Inc.[1]	366	7,196

Lantheus Holdings, Inc.[1]	262	5,869

LeMaitre Vascular, Inc.	173	5,697

Masimo Corp.[1]	402	35,714

Medtronic plc	1,097	90,097

Meridian Bioscience, Inc.	317	4,771

Merit Medical Systems, Inc.[1]	581	25,244

Natus Medical, Inc.[1]	230	9,212

Neogen Corp.[1]	290	24,331

Nevro Corp.[1]	240	17,957

NuVasive, Inc.[1]	391	22,557

NxStage Medical, Inc.[1]	18,958	487,031

OraSure Technologies, Inc.[1]	530	8,772

34      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Health Care Equipment & Supplies (Continued)

Orthofix International NV1	126	$6,832

Oxford Immunotec Global plc[1]	255	3,797

Penumbra, Inc.[1]	238	25,061

Quidel Corp.[1]	281	10,675

Quotient Ltd.[1]	285	1,382

RTI Surgical, Inc.[1]	468	2,246

Smith & Nephew plc	2,393	42,324

STAAR Surgical Co.[1]	303	5,257

Surmodics, Inc.[1]	142	4,700

Tactile Systems Technology, Inc.[1]	148	4,415

Utah Medical Products, Inc.	38	3,103

Varex Imaging Corp.[1]	291	10,787

Viveve Medical, Inc.[1]	146	731

Wright Medical Group NV1	811	19,715

		1,512,072

Health Care Providers & Services—1.3%

AAC Holdings, Inc.[1]	237	2,164

Aceto Corp.	263	2,790

Addus HomeCare Corp.[1]	89	2,964

Almost Family, Inc.[1]	133	7,900

Amedisys, Inc.[1]	309	16,686

American Renal Associates Holdings, Inc.[1]	303	4,387

AMN Healthcare Services, Inc.[1]	392	19,678

BioScrip, Inc.[1]	1,087	2,848

BioTelemetry, Inc.[1]	256	7,424

Capital Senior Living Corp.[1]	225	3,658

Chemed Corp.	113	27,791

Civitas Solutions, Inc.[1]	290	5,640

Community Health Systems, Inc.[1]	1,172	5,333

ConvaTec Group plc[2]	13,777	36,212

CorVel Corp.[1]	177	9,779

Cross Country Healthcare, Inc.[1]	292	3,992

Diplomat Pharmacy, Inc.[1]	525	9,398

Ensign Group, Inc. (The)	390	9,465

Genesis Healthcare, Inc., Cl. A1	881	608

HealthEquity, Inc.[1]	477	24,742

HealthSouth Corp.	778	38,861

Kindred Healthcare, Inc.	768	5,645

LHC Group, Inc.[1]	148	9,734

Magellan Health, Inc.[1]	188	15,886

Mediclinic International plc	4,779	36,374

MEDNAX, Inc.[1]	3,957	197,019

Molina Healthcare, Inc.[1]	453	35,443

National HealthCare Corp.	155	10,284

National Research Corp., Cl. A	332	11,271

NMC Health plc	1,394	53,782

Novocure Ltd.[1]	644	12,397

Owens & Minor, Inc.	571	10,929

35      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care Providers & Services (Continued)

PetIQ, Inc., Cl. A1	117	$2,595

PharMerica Corp.[1]	19,049	557,183

Providence Service Corp. (The)[1]	103	6,236

R1 RCM, Inc.[1]	804	3,120

RadNet, Inc.[1]	391	4,106

Select Medical Holdings Corp.[1]	1,046	18,462

Surgery Partners, Inc.[1]	429	4,033

Teladoc, Inc.[1]	431	15,990

Tivity Health, Inc.[1]	274	10,083

Triple-S Management Corp., Cl. B1	189	5,371

UnitedHealth Group, Inc.	370	84,423

US Physical Therapy, Inc.	89	6,501

		1,359,187

Health Care Technology—0.1%

Allscripts Healthcare Solutions, Inc.[1]	1,496	21,393

Castlight Health, Inc., Cl. B1	1,168	4,555

Cotiviti Holdings, Inc.[1]	740	24,183

Evolent Health, Inc., Cl. A1	565	7,260

HealthStream, Inc.[1]	239	5,684

HMS Holdings Corp.[1]	681	11,257

Inovalon Holdings, Inc., Cl. A1	1,170	18,603

Medidata Solutions, Inc.[1]	476	31,721

Omnicell, Inc.[1]	301	15,772

Quality Systems, Inc.[1]	559	8,066

Simulations Plus, Inc.	129	2,006

Tabula Rasa HealthCare, Inc.[1]	125	4,336

Vocera Communications, Inc.[1]	252	7,384

		162,220

Life Sciences Tools & Services—0.1%

Cambrex Corp.[1]	327	15,974

CHC Group LLC[1]	1,744	13,952

Enzo Biochem, Inc.[1]	388	3,806

Fluidigm Corp.[1]	201	1,196

INC Research Holdings, Inc., Cl. A1	517	19,801

Luminex Corp.	324	6,921

Medpace Holdings, Inc.[1]	250	8,327

NanoString Technologies, Inc.[1]	320	2,448

NeoGenomics, Inc.[1]	799	7,383

Pacific Biosciences of California, Inc.[1]	1,126	3,592

PRA Health Sciences, Inc.[1]	618	50,905

		134,305

Pharmaceuticals—1.0%

Aclaris Therapeutics, Inc.[1]	215	5,098

Aerie Pharmaceuticals, Inc.[1]	224	14,392

Allergan plc	236	41,024

Ambit Biosciences Corp.[1,3,4]	23,568	14,141

36      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Pharmaceuticals (Continued)

Amphastar Pharmaceuticals, Inc.[1]	359	$7,033

ANI Pharmaceuticals, Inc.[1]	83	5,902

Aratana Therapeutics, Inc.[1]	356	2,083

Assembly Biosciences, Inc.[1]	161	8,036

AstraZeneca plc	817	52,840

Bristol-Myers Squibb Co.	808	51,058

Catalent, Inc.[1]	1,222	48,623

Corcept Therapeutics, Inc.[1]	872	15,644

Corium International, Inc.[1]	308	3,625

Depomed, Inc.[1]	591	4,054

Dermira, Inc.[1]	329	8,422

Durata Therapeutics[1,3,4]	14,998	—

Durect Corp.[1]	3,403	3,573

Eli Lilly & Co.	642	54,339

GlaxoSmithKline plc	2,673	46,250

Horizon Pharma plc[1]	1,198	17,227

Impax Laboratories, Inc.[1]	653	10,872

Innoviva, Inc.[1]	990	12,989

Intersect ENT, Inc.[1]	240	7,332

Intra-Cellular Therapies, Inc., Cl. A1	345	5,347

Johnson & Johnson	458	63,813

Kala Pharmaceuticals, Inc.[1]	13	249

Medicines Co. (The)[1]	734	21,286

Merck & Co., Inc.	849	46,924

MyoKardia, Inc.[1]	275	10,106

Nektar Therapeutics, Cl. A1	1,219	65,814

Neos Therapeutics, Inc.[1]	189	1,947

Pacira Pharmaceuticals, Inc.[1]	371	17,140

Paratek Pharmaceuticals, Inc.[1]	254	4,788

Pfizer, Inc.	1,806	65,486

Phibro Animal Health Corp., Cl. A	409	14,192

Prestige Brands Holdings, Inc.[1]	444	20,069

Revance Therapeutics, Inc.[1]	253	7,021

Sanofi	1,894	172,912

Shire plc	907	44,992

Sienna Biopharmaceuticals, Inc.[1]	107	2,157

Sucampo Pharmaceuticals, Inc., Cl. A1	429	5,448

Supernus Pharmaceuticals, Inc.[1]	383	14,477

Teligent, Inc.[1]	495	1,990

Tetraphase Pharmaceuticals, Inc.[1]	357	2,292

Teva Pharmaceutical Industries Ltd.[1,4]	940	—

Zogenix, Inc.[1]	182	7,071

		1,030,078

Industrials—5.7%

Aerospace & Defense—1.9%

AAR Corp.	351	14,595

Aerojet Rocketdyne Holdings, Inc.[1]	638	20,091

Aerovironment, Inc.[1]	198	9,025

37      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Aerospace & Defense (Continued)

Airbus SE	1,150	$119,499

Astronics Corp.[1]	195	8,090

Axon Enterprise, Inc.[1]	409	10,176

BAE Systems plc	6,764	50,523

Boeing Co. (The)	221	61,173

Cubic Corp.	199	12,328

Curtiss-Wright Corp.	306	38,005

Ducommun, Inc.[1]	86	2,405

Engility Holdings, Inc.[1]	298	8,699

Esterline Technologies Corp.[1]	297	21,042

General Dynamics Corp.	269	55,726

KeyW Holding Corp. (The)[1]	393	2,158

KLX, Inc.[1]	389	21,827

Kratos Defense & Security Solutions, Inc.[1]	739	7,708

Lockheed Martin Corp.	233	74,355

Mercury Systems, Inc.[1]	374	19,519

Moog, Inc., Cl. A1	355	29,859

National Presto Industries, Inc.	53	5,496

Orbital ATK, Inc.	4,041	533,169

Raytheon Co.	453	86,591

Rolls-Royce Holdings plc[1]	3,256	37,752

Safran SA	1,089	116,096

Sparton Corp.[1]	23,410	543,112

Triumph Group, Inc.	373	11,526

United Technologies Corp.	461	55,988

Vectrus, Inc.[1]	117	3,771

Wesco Aircraft Holdings, Inc.[1]	812	6,009

		1,986,313

Air Freight & Couriers—0.1%

Air Transport Services Group, Inc.[1]	467	11,325

Atlas Air Worldwide Holdings, Inc.[1]	213	12,301

Echo Global Logistics, Inc.[1]	167	4,509

FedEx Corp.	152	35,182

Forward Air Corp.	307	17,468

Hub Group, Inc., Cl. A1	353	16,874

Radiant Logistics, Inc.[1]	419	2,015

United Parcel Service, Inc., Cl. B	389	47,244

		146,918

Airlines—0.1%

Allegiant Travel Co., Cl. A	122	18,544

Hawaiian Holdings, Inc.	462	19,935

International Consolidated Airlines Group SA	4,927	40,889

SkyWest, Inc.	379	19,727

		99,095

Building Products—0.3%

AAON, Inc.	407	14,835

38      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Building Products (Continued)

Advanced Drainage Systems, Inc.	449	$10,641

American Woodmark Corp.[1]	127	12,649

Apogee Enterprises, Inc.	227	11,357

Armstrong Flooring, Inc.[1]	229	4,012

Builders FirstSource, Inc.[1]	882	17,993

Continental Building Products, Inc.[1]	295	8,230

CSW Industrials, Inc.[1]	149	7,167

Gibraltar Industries, Inc.[1]	232	7,633

Griffon Corp.	365	8,523

Insteel Industries, Inc.	153	4,215

JELD-WEN Holding, Inc.[1]	1,054	41,222

Masonite International Corp.[1]	239	17,602

NCI Building Systems, Inc.[1]	544	9,085

Patrick Industries, Inc.[1]	119	12,043

PGT Innovations, Inc.[1]	548	8,960

Ply Gem Holdings, Inc.[1]	720	12,816

Quanex Building Products Corp.	285	6,242

Simpson Manufacturing Co., Inc.	326	19,550

Trex Co., Inc.[1]	190	22,374

Universal Forest Products, Inc.	555	21,734

		278,883

Commercial Services & Supplies—0.5%

ABM Industries, Inc.	435	18,618

ACCO Brands Corp.[1]	781	10,270

Advanced Disposal Services, Inc., Cl. A1	701	16,354

ARC Document Solutions, Inc.[1]	448	1,236

Brady Corp., Cl. A	534	20,879

Brink’s Co. (The)	583	47,136

Casella Waste Systems, Inc., Cl. A1	336	7,164

CECO Environmental Corp.	261	1,412

CompX International, Inc.	100	1,340

Covanta Holding Corp.	948	14,410

Deluxe Corp.	396	28,156

Ennis, Inc.	193	4,082

Essendant, Inc.	402	3,783

G4S plc	11,699	40,360

Healthcare Services Group, Inc.	587	30,483

Heritage-Crystal Clean, Inc.[1]	265	5,075

Herman Miller, Inc.	501	17,911

HNI Corp.	413	14,455

Hudson Technologies, Inc.[1]	431	2,474

InnerWorkings, Inc.[1]	434	4,709

Interface, Inc., Cl. A	617	15,394

Kimball International, Inc., Cl. B	401	7,435

Knoll, Inc.	365	7,946

LSC Communications, Inc.	268	4,384

Matthews International Corp., Cl. A	250	14,162

McGrath RentCorp	245	11,711

39      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Services & Supplies (Continued)

Mobile Mini, Inc.	362	$12,996

MSA Safety, Inc.	397	34,142

Multi-Color Corp.	132	10,098

NL Industries, Inc.[1]	269	4,129

Quad/Graphics, Inc.	406	9,139

RR Donnelley & Sons Co.	615	5,775

SP Plus Corp.[1]	239	9,369

Steelcase, Inc., Cl. A	964	14,653

Team, Inc.[1]	254	3,492

Tetra Tech, Inc.	421	21,050

UniFirst Corp.	146	23,871

US Ecology, Inc.	194	9,981

Viad Corp.	168	9,677

VSE Corp.	98	4,681

		524,392

Construction & Engineering—0.4%

Aegion Corp., Cl. A1	260	7,184

Ameresco, Inc., Cl. A1	362	3,077

Argan, Inc.	119	7,021

Cie de Saint-Gobain	1,721	98,060

Comfort Systems USA, Inc.	312	13,400

Dycom Industries, Inc.[1]	239	25,661

EMCOR Group, Inc.	529	42,727

Granite Construction, Inc.	285	18,916

Great Lakes Dredge & Dock Corp.[1]	458	2,290

HC2 Holdings, Inc.[1]	328	1,791

IES Holdings, Inc.[1]	156	2,769

KBR, Inc.	1,001	18,769

Layne Christensen Co.[1]	148	1,920

MasTec, Inc.[1]	692	31,036

MYR Group, Inc.[1]	118	4,196

Northwest Pipe Co.[1]	79	1,440

NV5 Global, Inc.[1]	79	4,381

Orion Group Holdings, Inc.[1]	202	1,570

Primoris Services Corp.	558	15,618

Sterling Construction Co., Inc.[1]	181	3,104

Tutor Perini Corp.[1]	393	9,904

Vinci SA	1,266	129,363

		444,197

Electrical Equipment—0.5%

Allied Motion Technologies, Inc.	66	2,106

Atkore International Group, Inc.[1]	675	14,364

AZZ, Inc.	208	10,005

Babcock & Wilcox Enterprises, Inc.[1]	11,593	54,487

Emerson Electric Co.	553	35,845

Encore Wire Corp.	215	10,019

EnerSys	340	23,491

40      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Electrical Equipment (Continued)

Generac Holdings, Inc.[1]	430	$21,143

General Cable Corp.	351	7,547

Legrand SA	1,719	128,881

LSI Industries, Inc.	252	1,761

Powell Industries, Inc.	123	3,453

Preformed Line Products Co.	38	3,173

Schneider Electric SE	1,125	96,705

Severn Trent plc	2,132	60,537

Sunrun, Inc.[1]	804	4,502

Thermon Group Holdings, Inc.[1]	213	4,954

TPI Composites, Inc.[1]	314	5,947

Vicor Corp.[1]	337	7,599
		496,519

Industrial Conglomerates—0.2%

3M Co.	246	59,812

DCC plc	468	45,327

General Electric Co.	1,971	36,050

Honeywell International, Inc.	366	57,081

Raven Industries, Inc.	273	10,429

Smiths Group plc	2,590	52,020

		260,719

Machinery—0.7%

Actuant Corp., Cl. A	471	12,435

Alamo Group, Inc.	122	14,390

Albany International Corp., Cl. A	240	15,528

Altra Industrial Motion Corp.	229	11,129

American Railcar Industries, Inc.	145	5,875

Astec Industries, Inc.	195	10,797

Barnes Group, Inc.	455	30,153

Blue Bird Corp.[1]	186	3,627

Briggs & Stratton Corp.	313	7,794

Caterpillar, Inc.	365	51,520

Chart Industries, Inc.[1]	218	10,612

CIRCOR International, Inc.	160	7,750

Columbus McKinnon Corp.	226	9,027

Commercial Vehicle Group, Inc.[1]	205	2,284

DMC Global, Inc.	90	1,814

Douglas Dynamics, Inc.	167	6,805

Eastern Co. (The)	49	1,411

Energy Recovery, Inc.[1]	431	4,840

EnPro Industries, Inc.	214	18,483

ESCO Technologies, Inc.	210	13,724

Federal Signal Corp.	623	13,395

Franklin Electric Co., Inc.	360	16,668

FreightCar America, Inc.	135	2,264

Gencor Industries, Inc.[1]	146	2,628

Global Brass & Copper Holdings, Inc.	221	7,647

41      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Machinery (Continued)

Gorman-Rupp Co. (The)	209	$6,882

Graham Corp.	110	2,182

Greenbrier Cos., Inc. (The)	206	10,300

Hardinge, Inc.	125	2,133

Harsco Corp.[1]	825	14,891

Hillenbrand, Inc.	486	22,137

Hurco Cos., Inc.	64	2,854

Hyster-Yale Materials Handling, Inc.	126	10,689

John Bean Technologies Corp.	234	28,022

Kadant, Inc.	100	10,230

Kennametal, Inc.	585	27,273

LB Foster Co., Cl. A1	74	1,709

Lindsay Corp.	84	7,882

Lydall, Inc.[1]	178	9,799

Manitowoc Co., Inc. (The)[1]	260	10,447

Meritor, Inc.[1]	695	17,361

Milacron Holdings Corp.[1]	678	11,953

Miller Industries, Inc.	117	3,264

Mueller Industries, Inc.	456	16,598

Mueller Water Products, Inc., Cl. A	1,334	16,662

Navistar International Corp.[1]	803	32,690

NN, Inc.	212	5,925

Omega Flex, Inc.	88	5,683

Park-Ohio Holdings Corp.	126	5,859

Proto Labs, Inc.[1]	192	18,470

RBC Bearings, Inc.[1]	193	25,756

REV Group, Inc.	558	15,239

Rexnord Corp.[1]	811	20,210

Spartan Motors, Inc.	188	2,999

SPX Corp.[1]	334	10,651

SPX FLOW, Inc.[1]	311	13,924

Standex International Corp.	135	14,445

Sun Hydraulics Corp.	199	12,071

Tennant Co.	134	8,817

Titan International, Inc.	488	5,841

TriMas Corp.[1]	485	12,562

Twin Discount, Inc.[1]	79	2,220

Wabash National Corp.	471	9,491

Watts Water Technologies, Inc., Cl. A	276	20,534

Woodward, Inc.	481	37,205

		796,460

Marine—0.0%

Costamare, Inc.	828	4,761

Matson, Inc.	350	10,209

		14,970

Professional Services—0.3%

Barrett Business Services, Inc.	53	3,517

42      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Professional Services (Continued)

BG Staffing, Inc.	67	$1,050

CBIZ, Inc.[1]	550	8,112

CRA International, Inc.	83	3,752

Experian plc	2,142	44,308

Exponent, Inc.	269	20,310

Forrester Research, Inc.	176	8,175

Franklin Covey Co.[1]	113	2,271

FTI Consulting, Inc.[1]	247	10,623

GP Strategies Corp.[1]	185	4,255

Heidrick & Struggles International, Inc.	167	4,175

Hill International, Inc.[1]	365	2,081

Huron Consulting Group, Inc.[1]	162	6,626

ICF International, Inc.[1]	196	10,594

Insperity, Inc.	202	23,816

Intertek Group plc	507	35,880

Kelly Services, Inc., Cl. A	381	11,106

Kforce, Inc.	269	6,994

Korn/Ferry International	563	24,682

Mistras Group, Inc.[1]	217	4,980

Navigant Consulting, Inc.[1]	471	9,038

On Assignment, Inc.[1]	364	23,281

Pendrell Corp.[1]	204	1,404

Resources Connection, Inc.	207	3,322

RPX Corp.	396	5,223

TriNet Group, Inc.[1]	528	23,633

TrueBlue, Inc.[1]	269	7,653

WageWorks, Inc.[1]	297	19,053

Willdan Group, Inc.[1]	73	1,850

		331,764

Road & Rail—0.2%

ArcBest Corp.	207	7,835

Avis Budget Group, Inc.[1]	601	22,898

Covenant Transportation Group, Inc., Cl. A1	140	4,195

Daseke, Inc.[1]	282	3,579

Heartland Express, Inc.	769	17,564

Hertz Global Holdings, Inc.[1]	593	11,237

Knight-Swift Transportation Holdings, Inc., Cl. A	634	27,059

Marten Transport Ltd.	447	9,007

Roadrunner Transportation Systems, Inc.[1]	326	2,791

Saia, Inc.[1]	193	12,699

Schneider National, Inc., Cl. B	1,341	35,175

Union Pacific Corp.	318	40,227

Universal Logistics Holdings, Inc.	281	6,561

Werner Enterprises, Inc.	582	22,232

YRC Worldwide, Inc.[1]	263	3,240

		226,299

43      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Trading Companies & Distributors—0.4%

Aircastle Ltd.	592	$14,504

Applied Industrial Technologies, Inc.	315	20,144

Beacon Roofing Supply, Inc.[1]	438	28,067

BMC Stock Holdings, Inc.[1]	523	12,081

Bunzl plc	1,686	48,252

CAI International, Inc.[1]	165	5,651

DXP Enterprises, Inc.[1]	134	3,725

Ferguson plc	570	41,153

Foundation Building Materials, Inc.[1]	354	5,384

GATX Corp.	312	19,703

GMS, Inc.[1]	444	16,566

H&E Equipment Services, Inc.	248	9,223

Herc Holdings, Inc.[1]	225	13,316

Huttig Building Products, Inc.[1]	213	1,453

Kaman Corp.	218	13,006

Lawson Products, Inc.[1]	70	1,803

MRC Global, Inc.[1]	1,005	15,789

NOW, Inc.[1]	932	9,618

Rush Enterprises, Inc., Cl. A1	378	18,412

Rush Enterprises, Inc., Cl. B1	380	17,476

SiteOne Landscape Supply, Inc.[1]	285	21,312

Textainer Group Holdings Ltd.[1]	391	8,974

Titan Machinery, Inc.[1]	180	3,420

Triton International Ltd.[1]	648	25,641

Veritiv Corp.[1]	125	3,406

Willis Lease Finance Corp.[1]	50	1,312

		379,391

Transportation Infrastructure—0.1%

easyJet plc	3,592	68,389

Information Technology—6.1%

Communications Equipment—0.3%

ADTRAN, Inc.	426	9,841

Aerohive Networks, Inc.[1]	432	2,333

CalAmp Corp.[1]	286	6,535

Calix, Inc.[1]	362	2,389

Ciena Corp.[1]	1,156	25,143

Cisco Systems, Inc.	747	27,863

Clearfield, Inc.[1]	109	1,591

Comtech Telecommunications Corp.	177	3,836

Digi International, Inc.[1]	282	2,890

EMCORE Corp.[1]	210	1,638

Extreme Networks, Inc.[1]	1,146	14,726

Finisar Corp.[1]	841	16,828

Harmonic, Inc.[1]	528	2,218

Infinera Corp.[1]	1,232	8,920

InterDigital, Inc.	274	20,851

KVH Industries, Inc.[1]	139	1,501

44      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Communications Equipment (Continued)

Lumentum Holdings, Inc.[1]	415	$22,431

NETGEAR, Inc.[1]	253	13,030

NetScout Systems, Inc.[1]	800	24,840

Oclaro, Inc.[1]	1,373	9,776

Plantronics, Inc.	257	13,446

Quantenna Communications, Inc.[1]	293	3,583

Ribbon Communications, Inc.[1]	384	2,984

ViaSat, Inc.[1]	450	33,408

Viavi Solutions, Inc.[1]	1,824	17,091

		289,692

Electronic Equipment, Instruments, & Components—0.6%

Anixter International, Inc.[1]	434	31,031

AVX Corp.	1,277	23,165

Badger Meter, Inc.	256	11,878

Bel Fuse, Inc., Cl. B	89	2,390

Belden, Inc.	335	28,371

Benchmark Electronics, Inc.[1]	432	13,176

Control4 Corp.[1]	195	6,482

CTS Corp.	229	6,240

Daktronics, Inc.	357	3,420

Electro Scientific Industries, Inc.[1]	273	6,533

ePlus, Inc.[1]	108	8,770

Fabrinet[1]	292	9,318

FARO Technologies, Inc.[1]	97	5,073

Fitbit, Inc., Cl. A1	2,066	14,173

II-VI, Inc.[1]	451	21,377

Insight Enterprises, Inc.[1]	380	14,820

Iteris, Inc.[1]	246	1,577

Itron, Inc.[1]	400	25,780

KEMET Corp.[1]	307	4,734

Kimball Electronics, Inc.[1]	275	5,734

Knowles Corp.[1]	647	10,216

Littelfuse, Inc.	167	33,884

LivaNova plc[1]	358	31,210

Maxwell Technologies, Inc.[1]	308	1,713

Mesa Laboratories, Inc.	28	3,768

Methode Electronics, Inc.	261	12,293

MTS Systems Corp.	136	7,602

Napco Security Technologies, Inc.[1]	141	1,410

Novanta, Inc.[1]	332	15,969

OSI Systems, Inc.[1]	154	13,346

Park Electrochemical Corp.	156	2,980

PC Connection, Inc.	220	6,030

PCM, Inc.[1]	98	965

Plexus Corp.[1]	240	15,002

Radisys Corp.[1]	318	237

Rogers Corp.[1]	166	26,743

Sanmina Corp.[1]	892	30,328

45      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electronic Equipment, Instruments, & Components (Continued)

ScanSource, Inc.[1]	270	$9,720

SYNNEX Corp.	387	52,709

Systemax, Inc.	269	8,205

Tech Data Corp.[1]	287	27,753

TTM Technologies, Inc.[1]	778	12,705

VeriFone Systems, Inc.[1]	936	16,230

Vishay Intertechnology, Inc.	955	20,915

Vishay Precision Group, Inc.[1]	104	2,881

		608,856

Internet Software & Services—0.7%

2U, Inc.[1]	331	21,217

Actua Corp.[1]	342	5,301

Alarm.com Holdings, Inc.[1]	355	14,551

Alphabet, Inc., Cl. A1	45	46,628

Alphabet, Inc., Cl. C1	47	48,006

Amber Road, Inc.[1]	219	1,607

Appfolio, Inc., Cl. A1	278	11,996

Apptio, Inc., Cl. A1	238	5,310

Bazaarvoice, Inc.[1]	916	4,992

Benefitfocus, Inc.[1]	300	8,130

Blucora, Inc.[1]	422	8,672

Box, Inc., Cl. A1	923	19,411

Brightcove, Inc.[1]	245	1,813

Carbonite, Inc.[1]	211	5,075

Care.com, Inc.[1]	241	4,572

Cars.com, Inc.[1]	628	15,223

ChannelAdvisor Corp.[1]	282	2,425

Cimpress NV1	221	26,918

CommerceHub, Inc., Cl. A1	343	7,841

CommerceHub, Inc., Cl. C1	451	9,678

Cornerstone OnDemand, Inc.[1]	475	17,561

Coupa Software, Inc.[1]	376	13,322

DHI Group, Inc.[1]	621	1,149

Endurance International Group Holdings, Inc.[1]	1,084	10,135

Envestnet, Inc.[1]	330	16,219

Etsy, Inc.[1]	935	15,390

Facebook, Inc., Cl. A1	214	37,917

Five9, Inc.[1]	410	10,049

GrubHub, Inc.[1]	584	39,455

GTT Communications, Inc.[1]	281	11,366

Hortonworks, Inc.[1]	533	10,132

Instructure, Inc.[1]	220	7,645

Internap Corp.[1]	150	2,671

j2 Global, Inc.	372	28,071

Leaf Group Ltd.[1]	211	1,741

Limelight Networks, Inc.[1]	917	4,457

Liquidity Services, Inc.[1]	256	1,472

LivePerson, Inc.[1]	589	6,538

46      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Internet Software & Services (Continued)

London Stock Exchange Group plc	961	$49,173

Meet Group, Inc. (The)[1]	605	1,537

MINDBODY, Inc., Cl. A1	293	9,552

MuleSoft, Inc., Cl. A1	871	19,989

New Relic, Inc.[1]	414	23,300

NIC, Inc.	525	8,715

Nutanix, Inc., Cl. A1	953	31,258

Okta, Inc., Cl. A1	731	21,352

Q2 Holdings, Inc.[1]	317	13,266

QuinStreet, Inc.[1]	391	4,180

Quotient Technology, Inc.[1]	723	8,604

Reis, Inc.	89	1,931

Shutterstock, Inc.[1]	232	9,858

SPS Commerce, Inc.[1]	156	7,872

Stamps.com, Inc.[1]	120	20,208

TechTarget, Inc.[1]	206	2,882

Trade Desk, Inc. (The), Cl. A1	297	14,595

TrueCar, Inc.[1]	747	9,106

Twilio, Inc., Cl. A1	673	17,942

Web.com Group, Inc.[1]	419	9,637

XO Group, Inc.[1]	264	5,103

Yelp, Inc., Cl. A1	595	26,507

		821,223

IT Services—0.8%

Accenture plc, Cl. A	287	42,479

Acxiom Corp.[1]	609	16,595

Atos SE	798	118,027

Blackhawk Network Holdings, Inc., Cl. A1	575	21,131

CACI International, Inc., Cl. A1	247	32,592

Capgemini SE	954	110,020

Cardtronics plc, Cl. A1	360	6,743

Cass Information Systems, Inc.	86	5,857

Convergys Corp.	737	18,189

CSG Systems International, Inc.	333	15,281

EPAM Systems, Inc.[1]	397	40,272

Everi Holdings, Inc.[1]	479	3,904

EVERTEC, Inc.	798	11,092

ExlService Holdings, Inc.[1]	329	20,194

Hackett Group, Inc. (The)	295	4,817

Information Services Group, Inc.[1]	444	2,007

International Business Machines Corp.	481	74,060

ManTech International Corp., Cl. A	386	19,678

Mastercard, Inc., Cl. A	256	38,520

MAXIMUS, Inc.	494	34,126

MoneyGram International, Inc.[1]	513	7,305

PayPal Holdings, Inc.[1]	458	34,684

Perficient, Inc.[1]	267	5,169

Planet Payment, Inc.[1]	376	1,692

47      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

IT Services (Continued)

Presidio, Inc.[1]	683	$10,546

Science Applications International Corp.	315	23,373

ServiceSource International, Inc.[1]	695	1,995

StarTek, Inc.[1]	123	1,205

Sykes Enterprises, Inc.[1]	339	10,787

Syntel, Inc.[1]	547	14,009

TeleTech Holdings, Inc.	359	14,540

Travelport Worldwide Ltd.	1,298	17,380

Unisys Corp.[1]	385	2,984

Virtusa Corp.[1]	227	10,521

Visa, Inc., Cl. A	477	53,705

		845,479

Semiconductors & Semiconductor Equipment—0.9%

Advanced Energy Industries, Inc.[1]	296	22,191

Alpha & Omega Semiconductor Ltd.[1]	224	3,945

Ambarella, Inc.[1]	226	12,265

Amkor Technology, Inc.[1]	1,711	18,085

Axcelis Technologies, Inc.[1]	203	6,496

AXT, Inc.[1]	298	2,876

Brooks Automation, Inc.	642	15,979

Cabot Microelectronics Corp.	218	20,998

CEVA, Inc.[1]	152	7,220

Cirrus Logic, Inc.[1]	477	26,349

Cohu, Inc.	269	6,122

Cree, Inc.[1]	608	21,608

CyberOptics Corp.[1]	62	986

Diodes, Inc.[1]	443	12,980

DSP Group, Inc.[1]	224	2,923

Entegris, Inc.	1,300	39,390

FormFactor, Inc.[1]	699	11,464

GSI Technology, Inc.[1]	173	1,379

Hanergy Thin Film Power Group Ltd.[1]	150,879	2

Ichor Holdings Ltd.[1]	169	4,801

Inphi Corp.[1]	321	13,183

Integrated Device Technology, Inc.[1]	897	26,991

Intel Corp.	1,033	46,320

IXYS Corp.[1]	326	7,922

Kopin Corp.[1]	673	2,167

Lattice Semiconductor Corp.[1]	1,140	6,692

MACOM Technology Solutions Holdings, Inc.[1]	550	17,924

MaxLinear, Inc., Cl. A1	507	13,390

Mellanox Technologies Ltd.[1]	3,827	226,176

MKS Instruments, Inc.	370	34,891

Monolithic Power Systems, Inc.	285	33,730

Nanometrics, Inc.[1]	271	6,818

NVE Corp.	35	2,927

PDF Solutions, Inc.[1]	267	4,830

Photronics, Inc.[1]	491	4,738

48      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Semiconductors & Semiconductor Equipment (Continued)

Pixelworks, Inc.[1]	224	$1,288

Power Integrations, Inc.	212	16,642

QUALCOMM, Inc.	610	40,467

Rambus, Inc.[1]	782	11,574

Rudolph Technologies, Inc.[1]	235	5,710

Semtech Corp.[1]	473	16,106

Sigma Designs, Inc.[1]	315	1,843

Silicon Laboratories, Inc.[1]	281	25,599

STMicroelectronics NV	4,357	98,923

Synaptics, Inc.[1]	287	10,831

Texas Instruments, Inc.	369	35,900

Ultra Clean Holdings, Inc.[1]	310	6,504

Veeco Instruments, Inc.[1]	450	7,268

Xcerra Corp.[1]	566	5,609

Xperi Corp.	427	8,241

		979,263

Software—2.6%

8x8, Inc.[1]	968	13,649

A10 Networks, Inc.[1]	761	6,103

ACI Worldwide, Inc.[1]	877	20,066

Agilysys, Inc.[1]	237	2,901

American Software, Inc., Cl. A	284	3,666

Aspen Technology, Inc.[1]	555	37,141

Barracuda Networks, Inc.[1]	434	12,000

Blackbaud, Inc.	327	32,193

Blackline, Inc.[1]	396	14,521

Bottomline Technologies de, Inc.[1]	287	9,566

BroadSoft, Inc.[1]	10,181	559,955

Callidus Software, Inc.[1]	498	14,579

CommVault Systems, Inc.[1]	419	22,584

Ebix, Inc.	237	18,320

Ellie Mae, Inc.[1]	247	21,832

Everbridge, Inc.[1]	218	5,777

Fair Isaac Corp.	310	48,689

Gigamon, Inc.[1]	14,544	565,034

Glu Mobile, Inc.[1]	996	3,894

HubSpot, Inc.[1]	282	22,828

Imperva, Inc.[1]	270	11,138

Majesco[1]	240	1,279

Micro Focus International plc	2,064	69,486

Microsoft Corp.	529	44,526

MicroStrategy, Inc., Cl. A1	115	15,727

Mitek Systems, Inc.[1]	281	2,529

MobileIron, Inc.[1]	710	2,769

Model N, Inc.[1]	235	3,819

Monotype Imaging Holdings, Inc.	275	6,930

Oracle Corp.	1,051	51,562

Paycom Software, Inc.[1]	415	34,030

49      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Software (Continued)

Paylocity Holding Corp.[1]	371	$17,118

Pegasystems, Inc.	602	30,371

Progress Software Corp.	4,773	197,316

Proofpoint, Inc.[1]	331	29,807

PROS Holdings, Inc.[1]	267	6,699

QAD, Inc., Cl. A	218	8,022

Qualys, Inc.[1]	288	16,963

Rapid7, Inc.[1]	333	6,297

RealNetworks, Inc.[1]	296	1,237

RealPage, Inc.[1]	600	27,210

RingCentral, Inc., Cl. A1	596	28,101

Rosetta Stone, Inc.[1]	239	2,913

Rubicon Project, Inc. (The)[1]	567	1,021

Sage Group plc (The)	4,995	52,350

Silver Spring Networks, Inc.[1]	34,151	548,807

Synchronoss Technologies, Inc.[1]	306	3,072

Telenav, Inc.[1]	451	2,481

TiVo Corp.	1,040	18,512

Varonis Systems, Inc.[1]	275	13,833

VASCO Data Security International, Inc.[1]	371	4,971

Verint Systems, Inc.[1]	659	28,831

Workiva, Inc., Cl. A1	306	6,656

Zendesk, Inc.[1]	738	24,804

Zix Corp.[1]	581	2,556

		2,759,041

Technology Hardware, Storage & Peripherals—0.2%

Apple, Inc.	215	36,948

Avid Technology, Inc.[1]	330	2,221

Cray, Inc.[1]	298	6,780

Diebold Nixdorf, Inc.	702	13,479

Eastman Kodak Co.[1]	458	1,511

Electronics for Imaging, Inc.[1]	503	15,472

Immersion Corp.[1]	232	1,766

Intevac, Inc.[1]	172	1,281

Pure Storage, Inc., Cl. A1	1,611	29,771

Quantum Corp.[1]	20,266	105,181

Stratasys Ltd.[1]	426	9,278

Super Micro Computer, Inc.[1]	424	9,349

USA Technologies, Inc.[1]	312	2,714

		235,751

Materials—2.8%

Chemicals—1.5%

A. Schulman, Inc.	4,502	170,851

AdvanSix, Inc.[1]	206	8,868

AgroFresh Solutions, Inc.[1]	471	2,864

Air Liquide SA	892	111,716

American Vanguard Corp.	238	4,736

50      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value
Chemicals (Continued)

Balchem Corp.	241	$21,032

Calgon Carbon Corp.	25,817	557,647

Chase Corp.	92	11,620

Codexis, Inc.[1]	410	2,829

Core Molding Technologies, Inc.	57	1,227

Croda International plc	1,148	66,398

DowDuPont, Inc.	412	29,648

Ferro Corp.[1]	817	20,711

Flotek Industries, Inc.[1]	425	2,006

FutureFuel Corp.	356	5,344

GCP Applied Technologies, Inc.[1]	590	19,322

H.B. Fuller Co.	403	22,798

Hawkins, Inc.	89	3,413

Ingevity Corp.[1]	386	30,722

Innophos Holdings, Inc.	205	9,498

Innospec, Inc.	251	17,921

Intrepid Potash, Inc.[1]	1,082	4,133

Johnson Matthey plc	1,661	67,885

KMG Chemicals, Inc.	93	5,058

Koppers Holdings, Inc.[1]	206	10,279

Kraton Corp.[1]	202	9,504

Kronos Worldwide, Inc.	789	22,021

LSB Industries, Inc.[1]	234	2,108

Minerals Technologies, Inc.	360	26,082

Monsanto Co.	964	114,080

OMNOVA Solutions, Inc.[1]	464	4,965

PolyOne Corp.	551	25,462

Quaker Chemical Corp.	132	21,751

Rayonier Advanced Materials, Inc.	324	6,088

Sensient Technologies Corp.	463	35,896

Solvay SA	824	115,705

Stepan Co.	246	20,445

Trecora Resources[1]	209	2,623

Tredegar Corp.	241	4,748

Trinseo SA	431	31,808

Valhi, Inc.	1,487	10,037

		1,661,849

Construction Materials—0.2%

Caesarstone Ltd.[1]	284	7,071

CRH plc	831	28,866

LafargeHolcim Ltd.[1]	2,508	137,320

Summit Materials, Inc., Cl. A1	868	26,700

United States Lime & Minerals, Inc.	54	4,609

US Concrete, Inc.[1]	122	9,864

		214,430

Containers & Packaging—0.1%

Greif, Inc., Cl. A	487	26,576

51      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Containers & Packaging (Continued)

Greif, Inc., Cl. B	472	$29,429

Myers Industries, Inc.	230	4,910

UFP Technologies, Inc.[1]	69	1,901

		62,816

Metals & Mining—0.8%

AK Steel Holding Corp.[1]	3,009	14,654

Allegheny Technologies, Inc.[1]	811	18,466

Ampco-Pittsburgh Corp.	102	1,459

Anglo American plc	1,875	34,496

Antofagasta plc	2,096	25,804

ArcelorMittal[1]	3,388	102,573

BHP Billiton plc	2,099	38,168

Carpenter Technology Corp.	354	17,498

Century Aluminum Co.[1]	812	10,759

Cie Generale des Etablissements Michelin	1,039	150,779

Cleveland-Cliffs, Inc.[1]	2,791	18,588

Coeur Mining, Inc.[1]	1,724	13,137

Commercial Metals Co.	888	17,618

Compass Minerals International, Inc.	263	18,344

Fresnillo plc	2,201	38,400

Glencore plc[1]	6,579	30,244

Gold Resource Corp.	461	1,835

Hargreaves Lansdown plc	2,577	55,853

Haynes International, Inc.	99	3,172

Hecla Mining Co.	3,326	12,439

Kaiser Aluminum Corp.	138	13,367

Klondex Mines Ltd.[1]	1,754	4,262

Materion Corp.	176	8,606

Olympic Steel, Inc.	133	2,649

Randgold Resources Ltd.	1,302	119,749

Rio Tinto plc	648	30,715

Ryerson Holding Corp.[1]	360	3,330

Schnitzer Steel Industries, Inc., Cl. A	203	5,928

SunCoke Energy, Inc.[1]	416	4,738

TimkenSteel Corp.[1]	411	6,206

Warrior Met Coal, Inc.	380	8,444

Worthington Industries, Inc.	493	20,509

		852,789

Paper & Forest Products—0.2%

Boise Cascade Co.	298	11,473

Clearwater Paper Corp.[1]	138	6,548

Deltic Timber Corp.	96	8,860

KapStone Paper & Packaging Corp.	728	16,184

Louisiana-Pacific Corp.[1]	1,132	31,255

Mondi plc	1,761	42,052

Neenah Paper, Inc.	173	15,466

PH Glatfelter Co.	317	6,590

52      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Paper & Forest Products (Continued)

Schweitzer-Mauduit International, Inc.	314	$14,215

Smurfit Kappa Group plc	1,346	42,861

Verso Corp., Cl. A1	196	2,240

		197,744

Telecommunication Services—0.6%

Diversified Telecommunication Services—0.5%

AT&T, Inc.	1,051	38,235

ATN International, Inc.	164	9,801

Babcock International Group plc	5,896	55,592

BT Group plc, Cl. A	14,886	52,516

Cincinnati Bell, Inc.[1]	344	7,465

Cogent Communications Holdings, Inc.	327	15,320

Consolidated Communications Holdings, Inc.	396	5,599

General Communication, Inc., Cl. A1	376	15,006

Hawaiian Telcom Holdco, Inc.[1]	90	2,840

IDT Corp., Cl. B	208	3,251

Iridium Communications, Inc.[1]	660	8,151

Ooma, Inc.[1]	146	1,613

Orange SA	10,576	182,290

ORBCOMM, Inc.[1]	534	5,746

Straight Path Communications, Inc., Cl. B1	99	18,002

Verizon Communications, Inc.	892	45,394

Vivendi SA	3,744	99,677

Vonage Holdings Corp.[1]	1,786	18,181

Windstream Holdings, Inc.	1,410	3,708

		588,387

Wireless Telecommunication Services—0.1%

Boingo Wireless, Inc.[1]	285	7,039

NII Holdings, Inc.[1]	3,028	757

Shenandoah Telecommunications Co.	377	14,458

Spok Holdings, Inc.	142	2,485

Vodafone Group plc	13,850	42,004

		66,743

Utilities—2.9%

Electric Utilities—0.9%

ALLETE, Inc.	394	31,717

Bouygues SA	2,224	115,061

Duke Energy Corp.	2,288	204,044

El Paso Electric Co.	405	24,664

Exelon Corp.	3,187	132,930

Genie Energy Ltd., Cl. B	222	961

IDACORP, Inc.	502	49,603

MGE Energy, Inc.	354	23,364

NextEra Energy, Inc.	791	125,010

Otter Tail Corp.	389	18,789

PNM Resources, Inc.	580	26,390

53      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electric Utilities (Continued)

Portland General Electric Co.	888	$44,080

Southern Co. (The)	1,915	98,048

SSE plc	4,835	89,560

		984,221

Gas Utilities—0.2%

Chesapeake Utilities Corp.	125	10,694

New Jersey Resources Corp.	643	28,678

Northwest Natural Gas Co.	218	15,075

ONE Gas, Inc.	392	31,066

South Jersey Industries, Inc.	635	21,501

Southwest Gas Holdings, Inc.	468	40,220

Spire, Inc.	358	29,445

WGL Holdings, Inc.	395	33,393

		210,072

Independent Power and Renewable Electricity Producers—0.6%

Atlantic Power Corp.[1]	1,205	3,073

Calpine Corp.[1]	35,931	539,684

Dynegy, Inc.[1]	811	9,837

NRG Energy, Inc.	856	23,673

NRG Yield, Inc., Cl. A	798	15,010

NRG Yield, Inc., Cl. C	801	15,259

Ormat Technologies, Inc.	368	24,122

Pattern Energy Group, Inc., Cl. A	718	16,184

TerraForm Global, Inc., Cl. A1	1,137	5,344

TerraForm Power, Inc., Cl. A	713	8,613

		660,799

Multi-Utilities—1.1%

Avista Corp.	10,623	551,759

Black Hills Corp.	443	25,920

Centrica plc	23,560	45,915

Engie SA	8,381	146,703

National Grid plc	5,798	69,114

NorthWestern Corp.	486	31,230

Unitil Corp.	140	7,314

Veolia Environnement SA	10,643	269,265

		1,147,220

Water Utilities—0.1%

American States Water Co.	263	15,172

AquaVenture Holdings Ltd.[1]	230	3,526

Artesian Resources Corp., Cl. A	67	2,837

California Water Service Group	342	15,595

Connecticut Water Service, Inc.	87	5,508

Consolidated Water Co. Ltd.	122	1,604

Middlesex Water Co.	116	5,350

Pure Cycle Corp.[1]	184	1,279

54      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Shares	Value

Water Utilities (Continued)

SJW Group	204	$13,898

United Utilities Group plc	5,552	61,628

York Water Co. (The)	97	3,604

		130,001

Total Common Stocks (Cost $44,911,786)		47,474,961

Preferred Stock—0.3%

Kinesis 2017 Sidecar, Preferred[1,4] (Cost $448,930)	49,261	333,620

	Units

Rights, Warrants and Certificates—0.0%

Halcon Resources Corp. Wts., Strike Price $14.04, Exp. 9/9/20[1]	1,456	830

Kaisa Group Holdings Ltd. Rts., Strike Price 1SGD, Exp. 12/31/49[1]	231	1

SandRidge Energy, Inc. Wts., Strike Price $41.34, Exp. 10/4/22[1]	977	2,762

SandRidge Energy, Inc. Wts., Strike Price $42.03, Exp. 10/4/22[1]	411	1,135

Total Rights, Warrants and Certificates (Cost $90,101)		4,728

	Principal Amount

Mortgage-Backed Obligations—0.3%

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 177, Cl. IO, 51.032%, 7/1/26[8]	$133,425	25,676
Series 2815, Cl. PT, 99.999%, 11/15/32[8]	9,790	73
Series 2922, Cl. SE, 3.898%, 2/15/35[8]	14,718	2,480
Series 3005, Cl. WI, 0.00%, 7/15/35[8,9]	30,084	7,190
Series 3031, Cl. BI, 54.284%, 8/15/35[8]	239,503	48,101

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2003-33, Cl. IA, 12.648%, 5/25/33[8]	32,836	6,895
Series 2003-52, Cl. NS, 21.14%, 6/25/23[8]	37,019	3,026
Series 2004-56, Cl. SE, 5.134%, 10/25/33[8]	59,215	11,821
Series 2005-12, Cl. SC, 19.083%, 3/25/35[8]	6,958	1,002
Series 2005-14, Cl. SE, 24.982%, 3/25/35[8]	115,851	16,403
Series 2005-6, Cl. SE, 49.007%, 2/25/35[8]	151,461	26,185
Series 2005-87, Cl. SE, 0.00%, 10/25/35[8,9]	80,734	11,733
Series 2006-53, Cl. US, 6.473%, 6/25/36[8]	63,431	9,938
Series 2007-88, Cl. XI, 0.00%, 6/25/37[8,9]	102,308	16,680
Series 2010-116, Cl. BI, 0.00%, 8/25/20[8,9]	65,722	1,991
Series 2011-96, Cl. SA, 0.00%, 10/25/41[8,9]	344,281	53,219

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security, Series 2002-76, Cl. SG, 15.589%, 10/16/29[8]	138,294	25,958

Total Mortgage-Backed Obligations (Cost $206,909)		268,371

Non-Convertible Corporate Bonds and Notes—18.9%

Consumer Discretionary—4.8%

Automobiles—0.3%

ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[2]	300,000	320,739

Hotels, Restaurants & Leisure—0.8%

MGM Resorts International, 7.75% Sr. Unsec. Nts., 3/15/22	400,000	465,000

55      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Hotels, Restaurants & Leisure (Continued)

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50% Sr. Unsec. Nts., 3/1/25[2]	$400,000	$414,120

		879,120

Household Durables—0.3%

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 7.25% Sr. Unsec. Nts., 5/15/24[2]	300,000	329,625

Media—3.0%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.125% Sr. Unsec. Nts., 5/1/23[2]	400,000	415,000

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375% Sr. Unsec. Nts., 9/15/20[2]	280,000	284,550

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908% Sr. Sec. Nts., 7/23/25	400,000	423,167

CSC Holdings LLC, 10.875% Sr. Unsec. Nts., 10/15/25[2]	251,000	297,676

SFR Group SA, 7.375% Sr. Sec. Nts., 5/1/26[2]	300,000	303,375

Sirius XM Radio, Inc., 6.00% Sr. Unsec. Nts., 7/15/24[2]	400,000	425,500

Univision Communications, Inc., 5.125% Sr. Sec. Nts., 2/15/25[2]	400,000	390,000

VTR Finance BV, 6.875% Sr. Sec. Nts., 1/15/24[2]	350,000	371,000

Ziggo Secured Finance BV, 5.50% Sr. Sec. Nts., 1/15/27[2]	300,000	302,250

		3,212,518

Multiline Retail—0.4%

Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	400,000	420,500

Consumer Staples—0.4%

Food Products—0.4%

Post Holdings, Inc., 5.00% Sr. Unsec. Nts., 8/15/26[2]	400,000	397,500

Energy—3.2%

Energy Equipment & Services—0.4%

Offshore Group Investment Ltd., 7.50% 1st Lien Nts., 11/1/19[3,4,7]	250,000	—

Vantage Drilling International, 10.00% Sec. Nts., 12/31/20	357,000	351,645

		351,645

Oil, Gas & Consumable Fuels—2.8%

Cenovus Energy, Inc., 6.75% Sr. Unsec. Nts., 11/15/39	400,000	472,443

Cheniere Corpus Christi Holdings LLC, 5.875% Sr. Sec. Nts., 3/31/25	300,000	326,250

CNX Resources Corp., 5.875% Sr. Unsec. Nts., 4/15/22	400,000	411,000

Continental Resources, Inc., 5.00% Sr. Unsec. Nts., 9/15/22	400,000	409,000

Gazprom OAO Via Gaz Capital SA, 9.25% Sr. Unsec. Nts., 4/23/19[2]	300,000	325,210

Lukoil International Finance BV, 4.563% Sr. Unsec. Unsub. Nts., 4/24/23[2]	450,000	469,165

Rio Oil Finance Trust, 9.25% Sr. Sec. Nts., 7/6/24[2]	212,523	231,119

Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 2/1/21	350,000	376,301

SandRidge Energy, Inc., 7.50% Sr. Unsec. Nts., 3/15/21[3,4,7]	500,000	50

		3,020,538

56      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Principal Amount	Value

Financials—2.1%

Commercial Banks—0.9%

Bancolombia SA, 5.125% Unsec. Sub. Nts., 9/11/22	$174,000	$182,265

HBOS plc, 6.75% Sub. Nts., 5/21/18[2]	400,000	408,622

Itau Unibanco Holding SA (Cayman Islands), 5.125% Sub. Nts., 5/13/23[2]	300,000	310,950

		901,837

Consumer Finance—0.4%

Springleaf Finance Corp., 6.90% Sr. Unsec. Nts., 12/15/17	450,000	450,292

Diversified Financial Services—0.0%

Samson Investment Co., 9.75% Sr. Unsec. Nts., 2/15/20[3,7]	350,000	17,500

Insurance—0.4%

HUB International Ltd., 7.875% Sr. Unsec. Nts., 10/1/21[2]	400,000	416,500

Real Estate Investment Trusts (REITs)—0.4%

Crown Castle International Corp., 5.25% Sr. Unsec. Nts., 1/15/23	400,000	439,655

Health Care—1.5%

Health Care Equipment & Supplies—0.4%

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.625% Sr. Unsec. Nts., 5/15/22[2]	400,000	398,000

Health Care Providers & Services—1.1%

Centene Corp., 5.625% Sr. Unsec. Nts., 2/15/21	400,000	414,000

DaVita, Inc.:
5.125% Sr. Unsec. Nts., 7/15/24	250,000	254,844
5.75% Sr. Unsec. Nts., 8/15/22	100,000	103,187

HCA, Inc., 6.50% Sr. Sec. Nts., 2/15/20	400,000	430,500

		1,202,531
Industrials—1.8%

Aerospace & Defense—0.7%

Arconic, Inc., 5.40% Sr. Unsec. Nts., 4/15/21	400,000	426,292

TransDigm, Inc., 6.50% Sr. Sub. Nts., 7/15/24	400,000	410,000

		836,292

Industrial Conglomerates—0.7%

Citgo Holding, Inc., 10.75% Sr. Sec. Nts., 2/15/20[2]	300,000	318,750

Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00% Sr. Unsec. Nts., 8/1/20	400,000	412,250

		731,000

Professional Services—0.4%

Nielsen Finance LLC/Nielsen Finance Co., 5.00% Sr. Unsec. Nts., 4/15/22[2]	400,000	412,740

57      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Information Technology—1.6%

Communications Equipment—0.4%

CommScope Technologies LLC, 6.00% Sr. Unsec. Nts., 6/15/25[2]	$400,000	$430,000

Software—0.8%

BMC Software Finance, Inc., 8.125% Sr. Unsec. Nts., 7/15/21[2]	400,000	406,876

Solera LLC/Solera Finance, Inc., 10.50% Sr. Unsec. Nts., 3/1/24[2]	400,000	452,000

		858,876

Technology Hardware, Storage & Peripherals—0.4%

Western Digital Corp., 10.50% Sr. Unsec. Nts., 4/1/24	400,000	465,250

Materials—1.5%

Chemicals—0.4%

Momentive Performance Materials, Inc., 3.88% Sr. Sec. Nts., 10/24/21	400,000	416,000

Construction Materials—0.4%

Cemex Finance LLC, 6.00% Sr. Sec. Nts., 4/1/24[2]	350,000	371,455

Containers & Packaging—0.3%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA, 5.75% Sr. Sec. Nts., 10/15/20	350,000	356,344

Metals & Mining—0.4%

FMG Resources August 2006 Pty Ltd., 9.75% Sr. Sec. Nts., 3/1/22[2]	400,000	446,000

Telecommunication Services—1.4%

Diversified Telecommunication Services—1.0%

Embarq Corp., 7.995% Sr. Unsec. Nts., 6/1/36	300,000	286,500

T-Mobile USA, Inc., 6.625% Sr. Unsec. Nts., 4/1/23	400,000	419,360

Zayo Group LLC/Zayo Capital, Inc., 6.00% Sr. Unsec. Nts., 4/1/23	400,000	419,000

		1,124,860

Wireless Telecommunication Services—0.4%

Digicel Group Ltd., 8.25% Sr. Unsec. Nts., 9/30/20[2]	400,000	386,404

Utilities—0.6%

Electric Utilities—0.5%

FirstEnergy Corp., 7.375% Sr. Unsec. Nts., 11/15/31	400,000	534,378

MMC Energy, Inc., 8.875% Sr. Unsec. Nts., 10/15/20[3,4,7]	250,000	—

		534,378

Independent Power and Renewable Electricity Producers—0.1%

Talen Energy Supply LLC, 4.625% Sr. Unsec. Nts., 7/15/19[2]	71,000	73,308

Total Non-Convertible Corporate Bonds and Notes (Cost $19,461,116)		20,201,407

Convertible Corporate Bond and Note—0.1%

CHC Group LLC/CHC Finance Ltd., 10.779% Cv. Sec. Nts., 10/1/20[10] (Cost $67,515)	89,718	120,671

58      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Principal Amount	Value

Event-Linked Bonds—14.8%

Earthquake—4.8%

Acorn Re Ltd. Catastrophe Linked Nts., 4.546% [US0006M+329], 7/17/18[2,11]	$250,000	$251,862

Azzurro Re I Ltd. Catastrophe Linked Nts., 2.15% [EUR003M+215], 1/16/19[2,11] EUR	450,000	537,621

Bosphorus Ltd. Catastrophe Linked Nts., 4.468% [US0006M+325], 8/17/18[11,12]	250,000	253,412

Buffalo Re Ltd. Catastrophe Linked Nts., 4.348% [US0006M+325], 4/7/20[2,11]	250,000	249,537

Golden State Re II Ltd. Catastrophe Linked Nts., 3.482% [T-BILL 3MO+220], 1/8/19[2,11]	500,000	502,625

Kizuna Re II Ltd. Catastrophe Linked Nts.:
3.532% [T-BILL 3MO+225], 4/6/18[2,11]	440,000	441,826
3.782% [T-BILL 3MO+250], 4/6/18[2,11]	250,000	251,037

Merna Re Ltd. Catastrophe Linked Nts.:
3.282% [T-BILL 3MO+200], 4/9/18[2,11]	250,000	250,387
3.282% [T-BILL 3MO+200], 4/8/20[11,12]	250,000	250,713

Nakama Re Ltd. Catastrophe Linked Nts.:
3.329% [US0006M+220], 10/13/21[2,11]	250,000	255,188
3.407% [T-BILL 3MO+212.5], 1/16/19[2,11]	250,000	251,413
3.782% [T-BILL 3MO+250], 4/13/18[2,11]	250,000	250,487
4.157% [T-BILL 3MO+287.5], 1/16/20[11,12]	250,000	253,263

Panda Re Ltd. Catastrophe Linked Nts., 4.05% [T-BILL 3MO+405], 7/9/18[2,11]	250,000	253,613

Torrey Pines Re Ltd. Catastrophe Linked Nts., 4.198% [US0006M+300], 6/9/20[2,11]	375,000	375,544

Ursa Re Ltd. Catastrophe Linked Nts., 3.50% [MM+350], 12/7/17[2,11]	500,000	501,375

		5,129,903

Longevity—0.3%

Vita Capital VI Ltd. Catastrophe Linked Nts., 3.647% [US0006M+290], 1/8/21[2,11]	250,000	257,088

Multiple Event—6.4%

Atlas IX Capital DAC Catastrophe Linked Nts., 4.525% [US0003M+325], 1/17/19[2,11]	500,000	508,025

Caelus Re IV Ltd. Catastrophe Linked Nts., 6.772% [T-BILL 3MO+549], 3/6/20[2,11]	250,000	261,137

Caelus Re V Ltd. Catastrophe Linked Nts., 4.532% [T-BILL 3MO+325], 6/5/20[2,11]	250,000	248,412

Cranberry Re Ltd. Catastrophe Linked Nts., 5.182% [T-BILL 3MO+390], 7/6/18[2,11]	250,000	253,712

East Lane Re VI Ltd. Catastrophe Linked Nts., 3.932% [T-BILL 3MO+265], 3/14/18[2,11]	250,000	251,487

Eden Re II Ltd. Catastrophe Linked Nts., 0.00%, 3/22/21[10,12]	500,000	450,000

Fortius Re II Ltd. Catastrophe Linked Nts., 4.803% [(US000 6M-40)+375], 7/7/21[2,11]	250,000	251,938

Galilei Re Ltd. Catastrophe Linked Nts., 5.645% [US0006M+450], 1/8/21[2,11]	250,000	254,087

59      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value

Multiple Event (Continued)

Kilimanjaro Re Ltd. Catastrophe Linked Nts.:
5.782% [T-BILL 3MO+450], 4/30/18[2,11]		$250,000	$245,625
6.032% [T-BILL 3MO+475], 4/30/18[2,11]		250,000	253,762

PennUnion Re Ltd. Catastrophe Linked Nts., 5.782% [T-BILL 3MO+450], 12/7/18[2,11]		250,000	253,262

Residential Reinsurance 2013 Ltd. Catastrophe Linked Nts., 6.532% [T-BILL 3MO+525], 12/6/17[2,11]		250,000	249,387

Residential Reinsurance 2014 Ltd. Catastrophe Linked Nts., 4.842% [T-BILL 3MO+356], 6/6/18[2,11]		500,000	502,325

Residential Reinsurance 2016 Ltd. Catastrophe Linked Nts.:
4.532% [T-BILL 3MO+325], 6/6/20[2,11]		500,000	501,675
5.212% [T-BILL 3MO+393], 12/6/20[2,11]		250,000	251,987

Residential Reinsurance 2017 Ltd. Catastrophe Linked Nts., 4.282% [T-BILL 3MO+300], 6/6/21[2,11]		375,000	375,919

Riverfront Re Ltd. Catastrophe Linked Nts., 5.782% [T-BILL 3MO+450], 1/15/21[2,11]		250,000	249,188

Sanders Re Ltd. Catastrophe Linked Nts.:
4.126% [US0006M+300], 12/6/21[2,11]		250,000	250,938
4.242% [T-BILL 3MO+296], 5/25/18[2,11]		250,000	251,688
4.367% [US0006M+325], 6/5/20[2,11]		250,000	250,688
4.532% [T-BILL 3MO+325], 5/25/18[2,11]		250,000	252,138

Spectrum Capital Ltd. Catastrophe Linked Nts., 4.861% [US0006M+350], 6/8/21[2,11]		250,000	251,538

Tradewynd Re Ltd. Catastrophe Linked Nts., 5.40% [MM+540], 1/8/18[2,11]		250,000	251,363

			6,870,281

Other—2.3%

Benu Capital Ltd. Catastrophe Linked Nts.:
2.55% [(EUR003M-43.5)+255], 1/8/20[2,11]	EUR	250,000	300,657
3.35% [(EUR003M-44.5)+335], 1/8/20[11,12]	EUR	500,000	605,183

Horse Capital I DAC Catastrophe Linked Nts., 12.00% [(EUR003M-42)+1200], 6/15/20[2,11]	EUR	250,000	299,675

Vitality Re V Ltd. Catastrophe Linked Nts., 3.032% [T-BILL 3MO+175], 1/7/19[2,11]		500,000	501,725

Vitality Re VI Ltd. Catastrophe Linked Nts., 3.382% [T-BILL 3MO+210], 1/8/18[2,11]		250,000	250,912

Vitality Re VII Ltd. Catastrophe Linked Nts., 3.932% [T-BILL 3MO+265], 1/7/20[2,11]		250,000	254,813

Vitality Re VIII Ltd. Catastrophe Linked Nts., 3.282% [T-BILL 3MO+200], 1/8/21[2,11]		250,000	251,937

			2,464,902

Pandemic—0.1%

International Bank for Reconstruction and Development Catastrophe Linked Nts., 12.557% [(US0006M-40)+1150], 7/15/20[2,11]		125,000	125,563

60      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

	Principal Amount	Value

Windstorm—0.9%

Alamo Re Ltd. Catastrophe Linked Nts., 5.682% [T-BILL 3MO+440], 6/7/19[2,11]	$250,000	$258,037

Citrus Re Ltd. Catastrophe Linked Nts., 7.74% [T-BILL 3MO+774], 2/25/19[2,11]	250,000	241,875

Manatee Re Ltd. Catastrophe Linked Nts., 6.582% [T-BILL 3MO+530], 12/22/17[2,11]	250,000	250,262

Pelican IV Re Ltd. Catastrophe Linked Nts., 3.449% [US0006M+225], 5/5/20[2,11]	250,000	252,413

		1,002,587

Total Event-Linked Bonds (Cost $15,658,128)		15,850,324

		Value

Short-Term Note—5.4%

United States Treasury Bills, 1.082%, 3/1/18[10] (Cost $5,724,646)	5,740,000	5,722,152

	Shares

Investment Companies—11.2%

Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.03%[6,13]	11,940,175	11,940,175

Scottish Mortgage Investment Trust plc	6,227	37,981

Total Investment Companies (Cost $11,968,885)		11,978,156

Total Investments, at Value (Cost $98,538,016)	95.5%	101,954,390

Net Other Assets (Liabilities)	4.5	4,856,599

Net Assets	100.0%	$106,810,989

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $24,302,590 or 22.75% of the Fund’s net assets at period end.

3. Security received as the result of issuer reorganization.

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Consolidated Notes.

5. Security is a Master Limited Partnership.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares May 31, 2017	Gross Additions	Gross Reductions	Shares November 30, 2017

Oppenheimer Institutional
Government Money Market Fund, Cl. E	8,980,724	33,321,805	30,362,354	11,940,175

61      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Oppenheimer Institutional
Government Money Market Fund, Cl. E	$11,940,175	$22,406	$—	$—

7. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

These securities amount to $268,371 or 0.25% of the Fund’s net assets at period end.

9. Interest rate is less than 0.0005%.

10. Zero coupon bond reflects effective yield on the original acquisition date.

11. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

12. Restricted security. The aggregate value of restricted securities at period end was $1,812,571, which represents 1.70% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Benu Capital Ltd. Catastrophe Linked
Nts., 3.35% [EUR003M+335], 1/8/20	4/21/15	$537,075	$605,183	$68,108
Bosphorus Ltd. Catastrophe Linked
Nts., 4.468% [US0006M+325], 8/17/18	8/11/15	250,000	253,412	3,412
Eden Re II Ltd. Catastrophe Linked
Nts., 0.00%, 3/22/21	12/13/16	500,000	450,000	(50,000)
Merna Re Ltd. Catastrophe Linked Nts., 3.282% [T-BILL 3MO+200], 4/8/20	3/22/17	250,000	250,713	713
Nakama Re Ltd. Catastrophe Linked
Nts., 4.157% [T-BILL 3MO+287.5], 1/16/20	10/9/15	250,514	253,263	2,749

		$1,787,589	$1,812,571	$24,982

13. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United States	$73,557,034	72.1%
France	6,089,065	6.0
United Kingdom	5,190,691	5.1
Bermuda	4,719,735	4.6
Cayman Islands	2,629,103	2.6
Japan	1,452,726	1.4

62      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Geographic Holdings (Continued)	Value	Percent

Supranational	$1,014,400	1.0%
Ireland	864,918	0.8
Russia	794,375	0.8
Canada	641,016	0.6
Brazil	542,069	0.5
Eurozone	537,621	0.5
Australia	484,168	0.5
Netherlands	403,203	0.4
Chile	396,804	0.4
Jamaica	386,404	0.4
Mexico	371,455	0.4
Germany	360,224	0.4
Switzerland	325,866	0.3
Turkey	253,412	0.3
Israel	233,247	0.2
Colombia	182,265	0.2
Jersey, Channel Islands	119,749	0.1
Belgium	115,705	0.1
Luxembourg	102,573	0.1
South Africa	78,426	0.1
United Arab Emirates	53,782	0.1
Puerto Rico	22,242	0.0
Panama	9,513	0.0
Thailand	9,318	0.0
Monaco	8,518	0.0
Greece	4,761	0.0
China	2	0.0

Total	$101,954,390	100.0%

Forward Currency Exchange Contracts as of November 30, 2017
Counter -party	Settlement Month(s)	Currency Purchased (000’s)		Currency Sold (000’s)		Unrealized Appreciation	Unrealized Depreciation

BOA	12/2017	CAD	725	USD	596	$—	$34,202
BOA	12/2017	CHF	1,045	USD	1,082	—	18,782
BOA	12/2017	HUF	280,000	USD	1,077	—	12,373
BOA	12/2017	USD	550	KRW	620,000	—	20,111
BOA	12/2017	USD	1,111	NOK	8,870	45,018	—
BOA	12/2017	USD	1,038	TRY	3,740	85,730	—
BOA	12/2017	ZAR	14,410	USD	1,050	—	614
CITNA-B	12/2017 - 01/2018	BRL	5,110	USD	1,572	—	12,632
CITNA-B	12/2017	EUR	915	USD	1,083	6,499	—
CITNA-B	12/2017	JPY	59,000	USD	548	—	23,224
CITNA-B	12/2017	KRW	2,450,000	USD	2,172	80,714	—
CITNA-B	12/2017	MXN	19,400	USD	1,018	21,083	—
CITNA-B	12/2017	USD	1,061	BRL	3,390	25,461	—
CITNA-B	12/2017	USD	1,143	EUR	970	—	12,275
CITNA-B	12/2017	USD	1,078	KRW	1,221,000	—	44,444
CITNA-B	12/2017	ZAR	7,020	USD	539	—	28,139
DEU	12/2017	CHF	520	USD	549	—	20,156
DEU	12/2017	EUR	510	USD	616	—	8,674

63      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation

DEU	12/2017	GBP	195	USD	259	$4,749	$—
DEU	12/2017	HUF	148,000	USD	585	—	22,252
DEU	12/2017	NOK	4,580	USD	592	—	41,724
DEU	12/2017	TRY	1,900	USD	542	—	57,746
DEU	12/2017	USD	7,416	EUR	6,140	104,427	—
DEU	12/2017	USD	1,064	JPY	119,000	6,379	—
GSCO-OT	12/2017	BRL	1,690	USD	525	—	8,896
GSCO-OT	12/2017	JPY	120,000	USD	1,083	—	15,990
GSCO-OT	12/2017	USD	1,108	AUD	1,395	52,668	—
GSCO-OT	12/2017	USD	518	BRL	1,690	1,876	—
HSBC	12/2017	SEK	13,730	USD	1,710	—	68,987
HSBC	12/2017	USD	2,172	CHF	2,070	66,399	—
HSBC	12/2017	USD	1,071	EUR	910	—	12,703
HSBC	12/2017	USD	7,215	GBP	5,495	—	218,430
HSBC	12/2017	USD	1,116	HUF	288,000	21,164	—
HSBC	12/2017	USD	1,049	MXN	18,900	36,443	—
HSBC	12/2017	USD	1,067	NOK	8,530	41,735	—
HSBC	12/2017	USD	538	NZD	745	29,237	—
HSBC	12/2017	USD	2,219	SEK	18,120	53,208	—
JPM	12/2017	CHF	1,030	USD	1,090	—	41,820
JPM	12/2017	EUR	1,005	USD	1,201	1,076	4,814
JPM	12/2017	GBP	840	USD	1,094	42,818	—
JPM	12/2017	MXN	9,500	USD	529	—	20,445
JPM	12/2017	NOK	8,540	USD	1,084	—	57,138
JPM	12/2017	USD	1,108	CAD	1,400	22,280	—
JPM	12/2017	USD	1,082	CHF	1,055	8,608	—
JPM	12/2017	USD	1,043	ZAR	14,040	21,195	—
TDB	12/2017	AUD	720	USD	578	—	33,376
TDB	12/2017	BRL	1,700	USD	529	—	9,277
TDB	12/2017	USD	521	BRL	1,700	1,887	—

Total Unrealized Appreciation and Depreciation						$780,654	$849,224

Futures Contracts as of November 30, 2017
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)

CAC 40 10 Index	Sell	12/15/17	85	EUR 5,369	$5,430,367	$(61,329)
CBOE Volatility
Index*	Sell	1/17/18	82	USD 1,044	1,068,050	(24,163)
Coffee*	Sell	3/19/18	11	USD 516	530,063	(14,058)
Copper*	Buy	3/27/18	7	USD 553	536,200	(16,554)
FTSE 100 Index	Sell	12/15/17	55	GBP 5,463	5,451,457	11,746
Gas Oil*	Buy	12/29/17	7	USD 512	508,620	(3,069)
Gold (100 oz.)*	Buy	2/26/18	6	USD 781	766,020	(14,950)
Lead*	Sell	12/18/17	9	USD 553	556,538	(3,966)
Lean Hogs*	Buy	12/14/17	20	USD 491	514,200	22,741
Live Cattle*	Buy	12/29/17	11	USD 508	527,560	19,303

64      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Futures Contracts (Continued)
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)

Low Sulfur GasOil*	Buy	12/12/17	10	USD 553	$557,000	$4,233
Natural Gas*	Sell	12/27/17	18	USD 544	544,500	(943)
Russell 2000 Mini
Index	Sell	12/15/17	248	USD 17,312	19,162,960	(1,851,204)
S&P 500 E-Mini
Index	Buy	12/15/17	53	USD 6,182	7,017,200	834,936
Sugar #11 World*	Sell	2/28/18	33	USD 544	557,357	(13,478)
United States
Treasury Long
Bonds	Sell	3/20/18	35	USD 5,307	5,310,156	(3,320)
United States
Treasury Nts., 10 yr.	Sell	3/20/18	4	USD 499	496,188	2,557
United States
Treasury Nts., 2 yr	Sell	3/29/18	5	USD 1,072	1,072,031	387
United States
Treasury Nts., 5 yr.	Sell	3/29/18	78	USD 9,110	9,074,813	35,368
WTI Crude Oil*	Buy	12/19/17	15	USD 838	861,000	22,608
Zinc*	Sell	12/18/17	7	USD 562	554,269	7,809

						$(1,045,346)

* All or a portion of the security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes

Centrally Cleared Credit Default Swaps at November 30, 2017
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)

CDX.HY.27	Buy	5.000%	12/20/21	USD 15,215	$1,045,151	$(1,405,378)	$(360,227)

CDX.HY.27	Buy	5.000	12/20/21	USD 425	12,311	(39,287)	(26,976)

CDX.HY.27	Buy	5.000	12/20/21	USD 3,391	95,903	(313,211)	(217,308)

Total Centrally Cleared Credit Default Swaps					$1,153,365	$(1,757,876)	$(604,511)

Centrally Cleared Interest Rate Swaps at November 30, 2017
Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)

BAC	Pay	Three-Month SEK STIBOR SIDE	1.501%	12/9/25	SEK 750	$—	$5,895	$5,895

BAC	Pay	Three-Month SEK STIBOR SIDE	1.418	11/12/25	SEK 800	—	4,305	4,305

BAC	Pay	Three-Month SEK STIBOR SIDE	1.278	10/5/27	SEK 4,355	—	10,353	10,353

BAC	Receive	Six-Month GBP BBA LIBOR	1.196	3/1/27	GBP 6,165	—	104,702	104,702

BAC	Pay	Three-Month SEK STIBOR SIDE	0.597	8/3/26	SEK 2,565	10	(8,508)	(8,498)

BAC	Pay	Three-Month SEK STIBOR SIDE	1.365	8/10/25	SEK 1,225	—	6,748	6,748

65      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)

BAC	Pay	Three-Month SEK STIBOR SIDE	1.630%	7/3/25	SEK 50,085	$14,526	$415,445	$429,971

BAC	Pay	Three-Month SEK STIBOR SIDE	1.165	11/3/27	SEK 1,775	—	1,456	1,456

BAC	Pay	Three-Month SEK STIBOR SIDE	1.415	9/18/25	SEK 625	—	3,615	3,615

BOA	Pay	Three-Month NZD BBR FRA	3.458	1/6/27	NZD 665	—	20,852	20,852

BOA	Pay	Three-Month NZD BBR FRA	3.390	5/4/27	NZD 540	—	10,769	10,769

BOA	Pay	Three-Month NZD BBR FRA	3.273	10/5/27	NZD 310	—	3,991	3,991

BOA	Pay	Three-Month NZD BBR FRA	3.178	11/6/27	NZD 490	—	2,864	2,864

BOA	Receive	Six-Month JPY BBA LIBOR	0.208	12/8/26	JPY 52,000	—	1,655	1,655

BOA	Pay	Three-Month NZD BBR FRA	3.353	12/8/26	NZD 9,695	—	257,863	257,863

CITNA-B	Receive	Six-Month JPY BBA LIBOR	0.251	1/6/27	JPY 64,000	—	(9)	(9)

GSCOI	Pay	Three-Month SEK STIBOR SIDE	1.118	1/9/27	SEK 650	—	1,566	1,566

JPM	Receive	Six-Month JPY BBA LIBOR	0.295	11/6/27	JPY 112,000	—	(142)	(142)

JPM	Receive	Six-Month JPY BBA LIBOR	0.550	9/18/25	JPY 26,000	—	(6,431)	(6,431)

JPM	Receive	Six-Month JPY BBA LIBOR	0.593	7/10/25	JPY 656,000	—	(187,396)	(187,396)

JPM	Pay	Three-Month SEK STIBOR SIDE	1.136	3/3/27	SEK 2,710	—	6,326	6,326

JPM	Pay	Three-Month SEK STIBOR SIDE	1.070	6/7/26	SEK 2,125	—	4,504	4,504

JPM	Receive	Six-Month JPY BBA LIBOR	0.461	12/9/25	JPY 11,000	—	(2,128)	(2,128)

Total Centrally Cleared Interest Rate Swaps						$14,536	$658,295	$672,831

Over-the-Counter Total Return Swaps at November 30, 2017
Reference Asset	Counter- party	Pay/Receive Total Return*	Floating Rate	Maturity Date	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)

JPCMOLNG Custom Basket[a]	JPM	Receive	One-Month USD BBA LIBOR plus 30 basis points	12/4/18	USD 4,045	$135,035	$135,035

JPCMOSHR Custom Basket[b]	JPM	Pay	One-Month USD BBA LIBOR minus 85 basis points	12/4/18	USD 3,994	(205,254)	(205,254)

66      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Over-the-Counter Total Return Swaps (Continued)
Reference Asset	Counter- party	Pay/Receive Total Return*	Floating Rate	Maturity Date	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)

OEX Index	GSCOI	Pay	One-Month USD BBA LIBOR minus 35 basis points	4/9/18	USD 5,528	$(129,565)	$(129,565)

Total Over-the-Counter Total Return Swaps						$(199,784)	$(199,784)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Custom baskets of securities: The following are the components and weights of the underlying basket of securities
Description	Shares	Value	% of Basket

JPCMOLNG[a]:
Abbvie, Inc.	2,681	$117,189	2.80%
Altria Group, Inc.	3,767	115,237	2.76
Ameriprise Financial, Inc.	1,545	113,738	2.72
Anthem, Inc.	1,156	122,498	2.93
At&T, Inc.	7,189	117,953	2.82
Best Buy Co., Inc.	4,321	116,166	2.78
Boeing Co. (The)	938	117,097	2.80
CarMax, Inc.	3,221	100,103	2.40
Centene Corp.	2,583	118,928	2.85
Centerpoint Energy, Inc.	8,178	110,685	2.65
Cognizant Technology
Solutions Corp., Cl. A	3,198	104,249	2.49
Corning, Inc.	7,726	112,860	2.70
CSX Corp.	4,798	120,637	2.89
Cummins, Inc.	1,367	103,205	2.47
CVS Health Corp.	3,531	121,984	2.92
Eaton Corp. plc	3,023	106,043	2.54
eBay, Inc.	6,427	100,494	2.41
Electronic Arts, Inc.	2,022	96,983	2.32
Estee Lauder Cos., Inc., Cl. A	2,164	121,829	2.91
FMC Corp.	2,605	110,906	2.65
General Motors Co.	5,629	109,392	2.62
Lincoln National Corp.	3,192	110,215	2.64
LyondellBasell Industries NV,
Cl. A	2,337	110,352	2.64
Marathon Petroleum Corp.	4,050	114,397	2.74
McKesson Corp.	1,755	116,937	2.80
Micron Technology, Inc.	5,460	104,384	2.50
Molson Coors Brewing Co.,
Cl. B	2,992	105,387	2.52
Navient Corp.	19,415	110,415	2.64
NRG Energy, Inc.	9,677	120,674	2.89

67      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Custom baskets of securities: The following are the components and weights of the underlying basket of securities (Continued)
Description	Shares	Value	% of Basket

JPCMOLNG[a]: (Continued)
PulteGroup, Inc.	8,003	$123,187	2.95%
Robert Half International, Inc.	4,673	120,213	2.88
Royal Caribbean Cruises Ltd.	1,955	109,226	2.61
Scripps Networks Interactive,
Inc., Cl. A	2,905	107,223	2.57
United Rentals, Inc.	1,709	122,921	2.94
Unum Group	4,649	118,715	2.84
Valero Energy Corp.	3,067	118,431	2.83
Vertex Pharmaceuticals, Inc.	1,654	107,634	2.58

	155,562	$4,178,487	100.00%

JPCMOSHR[b]:
Acuity Brands, Inc.	1,447	$111,869	2.67%
Advance Auto Parts, Inc.	2,960	134,832	3.22
Akamai Technologies	4,630	116,477	2.78
Allergan plc	1,365	107,013	2.55
American International Group,
Inc.	3,744	101,246	2.42
Arconic, Inc.	9,630	106,886	2.55
CenturyLink, Inc.	12,739	83,825	2.00
CF Industries Holdings, Inc.	6,370	107,648	2.57
CH Robinson Worldwide, Inc.	3,081	120,404	2.87
Chesapeake Energy Corp.	62,031	113,863	2.72
Chipotle Mexican Grill, Inc.	890	122,180	2.91
Citrix Systems, Inc.	2,929	115,759	2.76
Conagra Brands, Inc.	7,082	119,233	2.84
Coty, Inc., Cl. A	15,709	122,072	2.91
Dentsply Sirona, Inc.	3,961	119,709	2.86
Envision Healthcare Corp.	5,679	81,781	1.95
FirstEnergy Corp.	7,342	113,047	2.70
Fluor Corp.	5,615	122,593	2.92
Ford Motor Co.	19,717	111,334	2.66
Hess Corp.	5,478	113,351	2.70
Hewlett Packard Enterprise Co.	17,380	109,346	2.61
Johnson Controls International plc	5,845	99,224	2.37
Kellogg Co.	3,869	115,445	2.75
Mattel, Inc.	17,133	141,019	3.36
MetLife, Inc.	4,515	109,308	2.61
Moody’s Corp.	1,698	116,265	2.77
Nasdaq, Inc.	3,330	118,886	2.84
Newmont Mining Corp.	6,691	111,624	2.66
News Corp., Cl. A	17,710	129,075	3.08
Patterson Cos., Inc.	6,538	107,774	2.57
Perrigo Co. plc	2,987	117,485	2.80
Qualcomm, Inc.	4,743	141,909	3.40
Scana Corp.	5,608	109,187	2.60

68      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Custom baskets of securities: The following are the components and weights of the underlying basket of securities (Continued)
Description	Shares	Value	% of Basket

JPCMOSHR[b]: (Continued)
Stericycle, Inc.	3,415	$102,129	2.44%
Symantec Corp.	7,444	97,260	2.32
TripAdvisor, Inc.	6,451	100,724	2.40
Walgreens Boots Alliance, Inc.	3,651	119,808	2.86

	301,407	$4,191,590	100.00%

Over-the-Counter Volatility Swaps at November 30, 2017
Reference Asset	Counter-party	Pay/Receive Volatility*	Strike Price	Maturity Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

CHF/JPY spot exchange rate	BOA	Pay	$5.900	12/14/17	CHF (5,500)	$1,230	$1,230

CHF/JPY spot exchange rate	BOA	Pay	5.950	12/27/17	CHF (5,400)	(110)	(110)

CHF/JPY spot exchange rate	CITNA-B	Pay	6.000	12/13/17	CHF (5,500)	2,460	2,460

EUR/NOK spot exchange rate	CITNA-B	Receive	7.200	12/20/17	EUR 4,700	7,944	7,944

GBP/AUD spot exchange rate	JPM	Receive	7.750	12/8/17	GBP 4,200	1,420	1,420

GBP/CAD spot exchange rate	CITNA-B	Receive	7.600	12/7/17	GBP 4,200	1,931	1,931

GBP/CAD spot exchange rate	BOA	Receive	7.800	12/11/17	GBP 4,200	2,613	2,613

GBP/NZD spot exchange rate	BOA	Receive	9.850	1/4/18	GBP 4,100	(4,491)	(4,491)

GBP/USD spot exchange rate	BOA	Receive	7.550	1/2/18	USD 5,500	2,860	2,860

USD/JPY spot exchange rate	GSCO-OT	Pay	8.175	12/18/17	USD (5,500)	330	330

USD/JPY spot exchange rate	JPM	Pay	7.800	12/18/17	USD (5,500)	(1,705)	(1,705)

USD/JPY spot exchange rate	CITNA-B	Pay	7.700	12/22/17	USD (5,500)	(1,320)	(1,320)

USD/JPY spot exchange rate	JPM	Pay	7.600	12/22/17	USD (5,500)	(2,640)	(2,640)

Total Over-the-Counter Volatility Swaps						$10,522	$10,522

* Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the strike price. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the strike price multiplied by the notional amount if the realized volatility exceeds the strike price; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the strike price multiplied by the notional amount if the realized volatility is less than the strike price. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the strike price multiplied by the notional amount if the realized volatility exceeds the strike price; the Fund will receive a net payment of the absolute value of the difference of the realized and the strike price multiplied by the notional amount if the realized volatility is less than the strike price.

69      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
TDB	Toronto Dominion Bank

Currency abbreviations indicate amounts reporting in currencies
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
ZAR	South African Rand

Definitions
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BBR FRA	Bank Bill Forward Rate Agreement
CAC	French Options Market
CDX.HY.27	Markit CDX High Yield Index
EUR003M	EURIBOR 3 Month ACT/360
FTSE 100	United Kingdom 100 most highly capitalized companies on the London Stock Exchange
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
MM	Money Market Reference Rate
OEX	S&P 100 Index
S&P	Standard & Poor’s
STIBOR SIDE	Stockholm Interbank Offered Rate
T-BILL 3MO	US Treasury Bill 3 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month

See accompanying Notes to Consolidated Financial Statements.

70      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF

ASSETS AND LIABILITIES November 30, 2017 Unaudited

Assets
Investments, at value—see accompanying consolidated statement of investments:
Unaffiliated companies (cost $86,597,841)	$90,014,215
Affiliated companies (cost $11,940,175)	11,940,175

101,954,390
Cash	1,080,789
Cash—foreign currencies (cost $3)	3
Cash used for collateral on futures	3,000,150
Cash used for collateral on centrally cleared swaps	2,126,228
Unrealized appreciation on forward currency exchange contracts	780,654
Swaps, at value	155,823
Centrally cleared swaps, at value (premiums received $14,526)	862,909
Receivables and other assets:
Expense waivers/reimbursements due from manager	507,453
Interest and dividends	477,137
Variation margin receivable	230,052
Shares of beneficial interest sold	45,505
Investments sold	20,700
Other	9,920

Total assets	111,251,713

Liabilities
Unrealized depreciation on forward currency exchange contracts	849,224
Swaps, at value	345,085
Centrally cleared swaps, at value (premiums received $1,153,375)	1,962,490
Payables and other liabilities:
Investments purchased	543,425
Tax interest expense	507,453
Variation margin payable	108,448
Shareholder communications	12,343
Shares of beneficial interest redeemed	11,553
Trustees’ compensation	2,879
Distribution and service plan fees	1,509
Other	96,315

Total liabilities	4,440,724

Net Assets	$106,810,989

Composition of Net Assets
Par value of shares of beneficial interest	$4,506
Additional paid-in capital	114,205,833
Accumulated net investment income	5,951,222
Accumulated net realized loss on investments and foreign currency transactions	(15,336,170)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,985,598

Net Assets	$106,810,989

71      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF

ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,024,633 and 213,073 shares of beneficial interest outstanding)	$23.58
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$25.02
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,320,285 and 100,712 shares of beneficial interest outstanding)	$23.04
Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$98,627,749 and 4,156,592 shares of beneficial interest outstanding)	$23.73
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $838,322 and 35,669 shares of beneficial interest outstanding)	$23.50

See accompanying Notes to Consolidated Financial Statements.

72      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF

OPERATIONS For the Six Months Ended November 30, 2017 Unaudited

Investment Income
Interest	$1,015,466
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $10,220)	441,934
Affiliated companies	22,406

Total investment income	1,479,806

Expenses
Management fees	467,454
Distribution and service plan fees:
Class A	5,753
Class C	12,236
Transfer and shareholder servicing agent fees:
Class A	5,351
Class C	2,720
Class I	14,970
Class Y	1,483
Shareholder communications:
Class A	7,896
Class C	3,858
Class I	61
Class Y	1,159
Custodian fees and expenses	48,687
Legal, auditing and other professional fees	42,728
Trustees’ compensation	6,916
Tax interest expense	2,015
Borrowing fees	1,773
Other	3,492

Total expenses	628,552
Less reduction to custodian expenses	(200)
Less waivers and reimbursements of expenses	(45,324)

Net expenses	583,028

Net Investment Income	896,778

73      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENT OF

OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in unaffiliated companies	$1,581,347
Option contracts written	179,164
Futures contracts	(144,285)
Foreign currency transactions	12,835
Forward currency exchange contracts	(1,343,872)
Swap contracts	(991,851)

Net realized loss	(706,662)
Net change in unrealized appreciation/depreciation on:
Investment transactions in unaffiliated companies	1,943,975
Translation of assets and liabilities denominated in foreign currencies	(3,526)
Forward currency exchange contracts	810,378
Futures contracts	(1,398,704)
Swap contracts	(30,418)

Net change in unrealized appreciation/depreciation	1,321,705

Net Increase in Net Assets Resulting from Operations	$1,511,821

See accompanying Notes to Consolidated Financial Statements.

74      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017

Operations
Net investment income	$896,778	$2,087,718
Net realized loss	(706,662)	(8,742,877)
Net change in unrealized appreciation/depreciation	1,321,705	7,329,044

Net increase in net assets resulting from operations	1,511,821	673,885

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	—	(449,945)
Class C	—	(201,374)
Class I	—	(8,298,650)
Class Y	—	(50,042)

	—	(9,000,011)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	193,780	(3,175,139)
Class C	(348,369)	(999,836)
Class I	(4,102,721)	4,804,978
Class Y	(211,881)	(2,833,076)

	(4,469,191)	(2,203,073)

Net Assets
Total decrease	(2,957,370)	(10,529,199)
Beginning of period	109,768,359	120,297,558
End of period (including accumulated net investment income of
$5,951,222 and $5,054,444, respectively)	$106,810,989	$109,768,359

See accompanying Notes to Consolidated Financial Statements.

75      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

Class A	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013

Per Share Operating Data
Net asset value, beginning of period	$23.28	$25.24	$26.68	$26.93	$25.74	$24.84

Income (loss) from investment operations:
Net investment income[2]	0.17	0.40	0.45	0.46	0.55	1.12
Net realized and unrealized gain (loss)	0.13	(0.32)	(1.37)	0.61	0.77	0.72

Total from investment operations	0.30	0.08	(0.92)	1.07	1.32	1.84

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(2.04)	(0.19)	(1.32)	(0.13)	(0.94)
Distributions from net realized gain	0.00	0.00	(0.33)	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	(2.04)	(0.52)	(1.32)	(0.13)	(0.94)

Net asset value, end of period	$23.58	$23.28	$25.24	$26.68	$26.93	$25.74

Total Return, at Net Asset
Value[3]	1.33%	0.44%	(3.44)%	4.10%	5.16%	7.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,025	$4,767	$8,369	$15,016	$21,494	$19,034

Average net assets (in thousands)	$4,853	$6,108	$10,276	$17,929	$19,776	$17,966

Ratios to average net assets:[4]
Net investment income	1.44%	1.64%[5]	1.78%[5]	1.72%[5]	2.11%[5]	4.34%[5]
Expenses excluding specific expenses listed below	1.84%	2.38%[5]	1.65%[5]	1.43%[5]	1.66%[5]	1.68%[5]
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	1.84%	2.38%[5]	1.65%[5]	1.43%[5]	1.66%[5]	1.68%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.29%	1.33%[5]	1.35%[5]	1.34%[5]	1.32%[5]	1.32%[5]

Portfolio turnover rate	39%	111%	72%	48%	59%[8]	58%[8]

76      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master fund.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended November 30, 2017	1.84%
Year Ended May 31, 2017	2.38%
Year Ended May 31, 2016	1.65%
Year Ended May 29, 2015	1.43%
Year Ended May 30, 2014	1.68%
Year Ended May 31, 2013	1.71%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended May 30, 2014	$—	$1,631,535
Year Ended May 31, 2013	$5,841,421	$4,110,486

See accompanying Notes to Consolidated Financial Statements.

77      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013

Per Share Operating Data
Net asset value, beginning of period	$22.84	$24.76	$26.26	$26.54	$25.56	$24.77

Income (loss) from investment operations:
Net investment income[2]	0.07	0.19	0.23	0.24	0.34	0.75
Net realized and unrealized gain (loss)	0.13	(0.31)	(1.34)	0.60	0.77	0.86

Total from investment operations	0.20	(0.12)	(1.11)	0.84	1.11	1.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(1.80)	(0.06)	(1.12)	(0.13)	(0.82)
Distributions from net realized gain	0.00	0.00	(0.33)	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	(1.80)	(0.39)	(1.12)	(0.13)	(0.82)

Net asset value, end of period	$23.04	$22.84	$24.76	$26.26	$26.54	$25.56

Total Return, at Net Asset Value[3]	0.88%	(0.37)%	(4.22)%	3.24%	4.38%	6.59%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,320	$2,648	$3,875	$2,617	$1,893	$637

Average net assets (in thousands)	$2,464	$3,167	$2,847	$2,211	$1,460	$252

Ratios to average net assets:[4]
Net investment income	0.64%	0.81%[5]	0.94%[5]	0.91%[5]	1.34%[5]	2.95%[5]
Expenses excluding specific expenses listed below	2.58%	3.23%[5]	2.62%[5]	2.63%[5]	3.51%[5]	6.58%[5]
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	2.58%	3.23%[5]	2.62%[5]	2.63%[5]	3.51%[5]	6.58%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.12%	2.16%[5]	2.18%[5]	2.16%[5]	2.21%[5]	2.22%[5]

Portfolio turnover rate	39%	111%	72%	48%	59%[8]	58%[8]

78    OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master fund.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended November 30, 2017	2.58%
Year Ended May 31, 2017	3.23%
Year Ended May 31, 2016	2.62%
Year Ended May 29, 2015	2.63%
Year Ended May 30, 2014	3.53%
Year Ended May 31, 2013	6.61%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended May 30, 2014	$—	$1,631,535
Year Ended May 31, 2013	$5,841,421	$4,110,486

See accompanying Notes to Consolidated Financial Statements.

79      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013

Per Share Operating Data
Net asset value, beginning of period	$23.39	$25.37	$26.89	$27.12	$25.86	$24.86
Income (loss) from investment operations:
Net investment income[2]	0.20	0.46	0.50	0.53	0.62	0.71
Net realized and unrealized gain (loss)	0.14	(0.32)	(1.37)	0.64	0.77	1.19

Total from investment operations	0.34	0.14	(0.87)	1.17	1.39	1.90
Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(2.12)	(0.32)	(1.40)	(0.13)	(0.90)
Distributions from net realized gain	0.00	0.00	(0.33)	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	(2.12)	(0.65)	(1.40)	(0.13)	(0.90)

Net asset value, end of period	$23.73	$23.39	$25.37	$26.89	$27.12	$25.86

Total Return, at Net Asset Value[3]	1.45%	0.67%	(3.15)%	4.38%	5.45%	7.81%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$98,628	$101,320	$104,162	$104,947	$64,914	$45,183
Average net assets (in thousands)	$99,509	$101,993	$104,374	$98,039	$48,915	$1,638
Ratios to average net assets:[4]
Net investment income	1.69%	1.90%[5]	1.95%[5]	1.98%[5]	2.38%[5]	3.34%[5]
Expenses excluding specific expenses listed below	1.09%	1.63%[5]	1.17%[5]	1.10%[5]	1.45%[5]	1.18%[5]
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	1.09%	1.63%[5]	1.17%[5]	1.10%[5]	1.45%[5]	1.18%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.04%	1.08%[5]	1.10%[5]	1.03%[5]	1.11%[5]	1.13%[5]
Portfolio turnover rate	39%	111%	72%	48%	59%[8]	58%[8]

80         OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master fund.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended November 30, 2017	1.09%
Year Ended May 31, 2017	1.63%
Year Ended May 31, 2016	1.17%
Year Ended May 29, 2015	1.10%
Year Ended May 30, 2014	1.47%
Year Ended May 31, 2013	1.21%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended May 30, 2014	$—	$1,631,535
Year Ended May 31, 2013	$5,841,421	$4,110,486

See accompanying Notes to Consolidated Financial Statements.

81      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013

Per Share Operating Data
Net asset value, beginning of period	$23.19	$25.06	$26.55	$26.82	$25.61	$24.85

Income (loss) from investment operations:
Net investment income[2]	0.20	0.43	0.48	0.49	0.58	0.93
Net realized and unrealized gain (loss)	0.11	(0.33)	(1.38)	0.61	0.76	0.85

Total from investment operations	0.31	0.10	(0.90)	1.10	1.34	1.78

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(1.97)	(0.26)	(1.37)	(0.13)	(1.02)
Distributions from net realized gain	0.00	0.00	(0.33)	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	(1.97)	(0.59)	(1.37)	(0.13)	(1.02)

Net asset value, end of period	$23.50	$23.19	$25.06	$26.55	$26.82	$25.61

Total Return, at Net Asset Value[3]	1.38%	0.52%	(3.34)%	4.21%	5.27%	7.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$838	$1,033	$3,892	$5,855	$453	$337

Average net assets (in thousands)	$1,345	$1,260	$4,491	$3,235	$418	$16,385

Ratios to average net assets:[4]
Net investment income	1.67%	1.73%[5]	1.89%[5]	1.85%[5]	2.23%[5]	3.56%[5]
Expenses excluding specific expenses listed below	1.45%	1.98%[5]	1.42%[5]	1.37%[5]	1.96%[5]	1.31%[5]
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%

Total expenses[7]	1.45%	1.98%[5]	1.42%[5]	1.37%[5]	1.96%[5]	1.31%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.19%	1.23%[5]	1.25%[5]	1.23%[5]	1.24%[5]	1.21%[5]

Portfolio turnover rate	39%	111%	72%	48%	59%[8]	58%[8]

82      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Includes the Fund’s share of the allocated expenses and/or net investment income from the master fund.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended November 30, 2017	1.45%
Year Ended May 31, 2017	1.98%
Year Ended May 31, 2016	1.42%
Year Ended May 29, 2015	1.37%
Year Ended May 30, 2014	1.98%
Year Ended May 31, 2013	1.34%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended May 30, 2014	$—	$1,631,535
Year Ended May 31, 2013	$5,841,421	$4,110,486

See accompanying Notes to Consolidated Financial Statements.

83      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS November 30, 2017 Unaudited

1. Organization

Oppenheimer Global Multi Strategies Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective as of the close of the New York Stock Exchange (“NYSE”) on January 12, 2018 (the “Closing Date”), the Fund will no longer accept purchase orders from new investors and shareholders of other Oppenheimer funds will no longer be able to exchange shares of other funds into the Fund. Effective February 9, 2018, no further purchases in the Fund will be accepted. Please see the Fund’s prospectus for exceptions and additional information.

The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A and C shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global Multi Strategies Fund (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

The financial statements have been consolidated and include accounts of the Fund and the

84      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

2. Significant Accounting Policies (Continued)

Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated. At period end, the Fund owned 2,250 shares with net assets of $1,518,205 in the Subsidiary.

Other financial information at period end:

Total market value of investments	$	—*
Net assets		$1,518,205
Net income (loss)		$(18,400)
Net realized gain (loss)		$488,786
Net change in unrealized appreciation/depreciation		$(128,490)

*At period end, all investments held in the subsidiary are derivatives, which are valued at net unrealized appreciation/ depreciation.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Consolidated Statement of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income and capital gain distributions,

85      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Consolidated Statement of Operations, are amortized or accreted daily.

Return of Capital Estimates. Distributions received from the Fund’s investments in Master Limited Partnerships (MLPs) and Real Estate Investments Trusts (REITs), generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each MLP, REIT and other industry sources. These estimates may subsequently be revised based on information received from MLPs and REITs after their tax reporting periods are concluded.

Custodian Fees. “Custodian fees and expenses” in the Consolidated Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

86      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

2. Significant Accounting Policies (Continued)

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended May 31, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from commodity-linked derivatives may not be treated as “qualifying income” for purposes of the 90% gross income requirement. The Internal Revenue Service (IRS) has previously issued a number of private letter rulings which conclude that income derived from commodity index-linked notes and investments in a wholly-owned subsidiary will be “qualifying income.” As a result, the Fund will gain exposure to commodities through commodity-linked notes and its wholly-owned subsidiary.

The IRS has suspended the granting of private letter rulings pending further review. As a result, there can be no assurance that the IRS will not change its position with respect to commodity-linked notes and wholly-owned subsidiaries. In addition, future legislation and guidance from the Treasury and the IRS may adversely affect the fund’s ability to gain exposure to commodities through commodity-linked notes and its wholly-owned subsidiary.

The Fund is required to include in income for federal income tax purposes all of the subsidiary’s net income and gains whether or not such income is distributed by the subsidiary. Net income and gains from the subsidiary are generally treated as ordinary income by the Fund, regardless of the character of the subsidiary’s underlying income. Net losses from the subsidiary do not pass through to the Fund for federal income tax purposes.

During the fiscal year ended May 31, 2017, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended May 31, 2017 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2018	$1,188,645
No expiration	14,610,068

Total	$15,798,713

At period end, it is estimated that the capital loss carryforwards would be $1,188,645 expiring by 2018 and $15,316,730, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$98,538,016
Federal tax cost of other investments	(38,643,501)

Total federal tax cost	$59,894,515

Gross unrealized appreciation	$9,403,786
Gross unrealized depreciation	(7,418,188)

Net unrealized appreciation	$1,985,598

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as

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3. Securities Valuation (Continued)

supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Event-linked bonds, are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include reported trade data and broker-dealer price quotations.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

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3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Consolidated Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$4,285,473	$2,070,727	$57	$6,356,257
Consumer Staples	3,643,550	1,331,276	—	4,974,826
Energy	2,617,999	834,493	—	3,452,492
Financials	6,128,626	1,816,037	—	7,944,663
Health Care	4,713,293	648,500	14,245	5,376,038
Industrials	4,800,315	1,253,994	—	6,054,309
Information Technology	6,041,324	497,981	—	6,539,305
Materials	1,745,782	1,243,846	—	2,989,628
Telecommunication Services	223,051	432,079	—	655,130
Utilities	2,335,067	797,246	—	3,132,313
Preferred Stock	—	—	333,620	333,620
Rights, Warrants and Certificates	831	3,897	—	4,728
Mortgage-Backed Obligations	—	268,371	—	268,371
Non-Convertible Corporate Bonds and Notes	—	20,201,357	50	20,201,407
Convertible Corporate Bond and Note	—	120,671	—	120,671
Event-Linked Bonds	—	15,850,324	—	15,850,324
Short-Term Note	—	5,722,152	—	5,722,152
Investment Companies	11,940,175	37,981	—	11,978,156

Total Investments, at Value	48,475,486	53,130,932	347,972	101,954,390
Other Financial Instruments:
Swaps, at value	—	155,823	—	155,823
Centrally cleared swaps, at value	—	862,909	—	862,909
Futures contracts	961,688	—	—	961,688
Forward currency exchange contracts	—	780,654	—	780,654

Total Assets	$49,437,174	$54,930,318	$347,972	$104,715,464

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(345,085)	$—	$(345,085)
Centrally cleared swaps, at value	—	(1,962,490)	—	(1,962,490)
Futures contracts	(2,007,034)	—	—	(2,007,034)

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Other Financial Instruments: (Continued)
Forward currency exchange contracts	$—	$(849,224)	$—	$(849,224)

Total Liabilities	$(2,007,034)	$(3,156,799)	$—	$(5,163,833)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management

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4. Investments and Risks (Continued)

fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Consolidated Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Consolidated Statement of Operations upon the sale or maturity of such securities.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$6,721
Market Value	$17,550
Market Value as % of Net Assets	0.02%

Shareholder Concentration. At period end, two shareholders each owned 20% or more of the Fund’s total outstanding shares.

The shareholders are related parties of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds, and directors or employees. Related parties owned 83% of the Fund’s total outstanding shares at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

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5. Market Risk Factors (Continued)

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities as a receivable (or payable) and in the Consolidated Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $20,573,116 and $32,535,120, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to

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6. Use of Derivatives (Continued)

the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations. Realized gains (losses) are reported in the Consolidated Statement of Operations at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $25,897,305 and $59,113,476 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

price.

During the reporting period, the Fund had no purchased options.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could also close out a written option position, in which case the risk is that the closing transaction will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

During the reporting period, the Fund had an ending monthly average market value of $2,333 and $855 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no written options outstanding.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under

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6. Use of Derivatives (Continued)

such contracts as realized gain (loss) on the Consolidated Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of an individual issuer or basket or index of issuers as opposed to decreasing its credit risk exposure related to debt securities of such issuer(s) held by the Fund.

For the reporting period, the Fund had ending monthly average notional amounts of

99      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

$21,173,313 on credit default swaps to buy protection.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund may enter into interest rate swaps in which it pays the fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Typically, if relative interest rates rise, floating payments under a swap agreement will be greater than the fixed payments.

For the reporting period, the Fund had ending monthly average notional amounts of $16,289,335 and $16,317,766 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps on various equity securities or indexes to increase or decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay or receive a floating reference interest rate, and an amount equal to the opposite price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. Equity leg payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. Reference leg payments equal a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

For the reporting period, the Fund had ending monthly average notional amounts of $12,843,055 and $10,980,289 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

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6. Use of Derivatives (Continued)

Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

The Fund may enter into volatility/variance swaps to increase or decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the Fund to either pay the measured volatility, or price variance or the fixed rate payment then receive a fixed rate payment or the measured volatility or price variance. If the measured volatility of the related reference investment increases over the period, the measured volatility payment will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the fixed rate swap payment will appreciate in value.

For the reporting period, the Fund had ending monthly average notional amounts of $63,831 and $32,649 on volatility swaps which pay measured volatility/variance and volatility swaps which receive measured volatility/variance, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.

Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for

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6. Use of Derivatives (Continued)

all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by counterparty the Fund’s OTC derivative assets net of the related collateral pledged by the Fund at period end:

		Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Received**	Cash Collateral Received**	Net Amount

Bank of America NA	$137,451	$(90,683)	$–	$–	$46,768
Citibank NA	146,092	(122,034)	–	–	24,058
Deutsche Bank AG	115,555	(115,555)	–	–	–
Goldman Sachs Bank
USA	54,874	(24,886)	–	–	29,988
HSBC Bank USA NA	248,186	(248,186)	–	–	–
JPMorgan Chase Bank
NA	232,432	(232,432)	–	–	–

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

		Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Received**	Cash Collateral Received**	Net Amount

Toronto Dominion
Bank	$1,887	$(1,887)	$–	$–	$–

	$936,477	$(835,663)	$–	$–	$100,814

*OTC derivatives are reported gross on the Consolidated Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral posted for the benefit of the Fund within this table is limited to the net outstanding amount due from an individual counterparty. The collateral posted for the benefit of the Fund may exceed these amounts.

The following table presents by counterparty the Fund’s OTC derivative liabilities net of the related collateral pledged by the Fund at period end:

		Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Counterparty	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities*	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged**	Cash Collateral Pledged**	Net Amount

Bank of America NA	$(90,683)	$90,683	$–	$–	$–
Citibank NA	(122,034)	122,034	–	–	–
Deutsche Bank AG	(150,552)	115,555	–	–	(34,997)
Goldman Sachs Bank
USA	(24,886)	24,886	–	–	–
Goldman Sachs
International	(129,565)	–	–	–	(129,565)
HSBC Bank USA NA	(300,120)	248,186	–	–	(51,934)
JPMorgan Chase Bank
NA	(333,816)	232,432	–	–	(101,384)
Toronto Dominion
Bank	(42,653)	1,887	–	–	(40,766)

	$(1,194,309)	$835,663	$–	$–	$(358,646)

*OTC derivatives are reported gross on the Consolidated Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

**Reported collateral pledged within this table is limited to the net outstanding amount due from the Fund. The securities pledged as collateral by the Fund as reported on the Consolidated Statement of Investments may exceed these amounts.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Consolidated Statement of Assets and Liabilities at period end:

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6. Use of Derivatives (Continued)

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Consolidated Statement of Assets and Liabilities Location	Value		Consolidated Statement of Assets and Liabilities Location	Value

Equity contracts	Swaps, at value	$135,035		Swaps, at value	$334,819
Volatility contracts	Swaps, at value	20,788		Swaps, at value	10,266
Credit contracts				Centrally cleared swaps, at value	1,757,876
Interest rate contracts	Centrally cleared swaps, at value	862,909		Centrally cleared swaps, at value	204,614
Commodity contracts	Variation margin receivable	52,314	*	Variation margin payable	25,122	*
Equity contracts	Variation margin receivable	153,552	*	Variation margin payable	52,080	*
Interest rate contracts	Variation margin receivable	24,186	*	Variation margin payable	23,046	*
Volatility contracts				Variation margin payable	8,200	*
	Unrealized appreciation on			Unrealized depreciation on
Forward currency	forward currency exchange			forward currency exchange
exchange contracts	contracts	780,654		contracts	849,224

Total		$2,029,438			$3,265,247

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Consolidated Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Consolidated Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Option contracts written	Futures contracts	Forward currency exchange contracts	Swap contracts	Total

Commodity contracts	$—	$515,450	$—	$—	$515,450
Credit contracts	—	—	—	(426,687)	(426,687)
Equity contracts	—	17,598	—	(804,184)	(786,586)
Forward currency exchange contracts	179,164	—	(1,343,872)	—	(1,164,708)
Interest rate contracts	—	(734,025)	—	192,162	(541,863)
Volatility contracts	—	56,692	—	46,858	103,550

Total	$179,164	$(144,285)	$(1,343,872)	$(991,851)	$(2,300,844)

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Futures contracts	Forward currency exchange contracts	Swap contracts	Total

Commodity contracts	$(104,328)	$—	$—	$(104,328)
Credit contracts	—	—	(79,875)	(79,875)
Equity contracts	(1,213,673)	—	(212,728)	(1,426,401)
Forward currency exchange contracts	—	810,378	—	810,378
Interest rate contracts	(31,881)	—	144,142	112,261
Volatility contracts	(48,822)	—	118,043	69,221

Total	$(1,398,704)	$810,378	$(30,418)	$(618,744)

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Amount	Shares	Amount

Class A
Sold	31,324	$732,608	68,445	$1,666,858
Dividends and/or distributions reinvested	—	—	19,225	442,368
Redeemed	(23,038)	(538,828)	(214,473)	(5,284,365)

Net increase (decrease)	8,286	$193,780	(126,803)	$(3,175,139)

Class C
Sold	6,384	$146,201	23,854	$568,486
Dividends and/or distributions reinvested	—	—	8,795	199,221
Redeemed	(21,622)	(494,570)	(73,187)	(1,767,543)

Net decrease	(15,238)	$(348,369)	(40,538)	$(999,836)

Class I
Sold	219,977	$5,160,848	518,623	$12,391,913
Dividends and/or distributions reinvested	—	—	329,977	7,619,166
Redeemed	(394,657)	(9,263,569)	(622,456)	(15,206,101)

Net increase (decrease)	(174,680)	$(4,102,721)	226,144	$4,804,978

Class Y
Sold	28,771	$667,856	36,126	$850,822
Dividends and/or distributions reinvested	—	—	2,149	49,249
Redeemed	(37,674)	(879,737)	(149,029)	(3,733,147)

Net decrease	(8,903)	$(211,881)	(110,754)	$(2,833,076)

106      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales

Investment securities	$36,254,171	$48,325,963

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.85%
Next $500 million	0.82
Next $4 billion	0.80
Over $5 billion	0.75

The Manager also provides investment management related services to the Subsidiary. The Subsidiary pays the Manager a monthly management fee at an annual rate according to the above schedule. The Subsidiary also pays certain other expenses including custody and directors’ fees.

The Fund’s effective management fee for the reporting period was 0.85% of average annual net assets before any Subsidiary management fees or any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund and the Subsidiary. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund and the Subsidiary, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Consolidated Statement of Operations and Consolidated Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

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NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Consolidated Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Consolidated Statement of Operations.

Distribution and Service Plan for Class C Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class C shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets. The Fund also pays a service fee under the Plan at an annual rate of 0.25% of daily net assets. The Plan continues in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plan are detailed in the Consolidated Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained

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9. Fees and Other Transactions with Affiliates (Continued)

by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor

November 30, 2017	$2,443	$—	$269

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse expenses to limit the Fund’s “Expenses after payments, waivers and/ or reimbursements and reduction to custodian expenses” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) so that, as percentages of average daily net assets, those expenses will not exceed the annual rate of 1.25% for Class A shares, 2.08% for Class C shares, 1.00% for Class I shares and 1.15% for Class Y shares as calculated on the daily net assets of the Fund.

During the reporting period, the Manager waived fees and/or reimbursed the Fund as follows:

Class A	$12,547
Class C	5,255
Class I	14,598
Class Y	1,517

This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

The Manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. During the reporting period, the Manager waived $6,383. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

Effective January 1, 2017, the Transfer Agent has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to 0.015% of average annual net assets for Classes A, C and Y.

During the reporting period, the Transfer Agent waived fees and/or reimbursed the Fund for transfer agent and shareholder servicing agent fees as follows:

Class A	$365
Class C	185
Class Y	101

This fee waiver and/or reimbursement may be terminated at any time.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the

109      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

NOTES TO CONSOLIDATED

FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

reporting period, the Manager waived fees and/or reimbursed the Fund $2,358 for IGMMF management fees. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

During the reporting period, the Manager also voluntarily reimbursed $2,015 of additional Fund expenses.

10. Borrowing and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.875 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Consolidated Statement of Operations. The Fund did not utilize the Facility during the reporting period.

11. Subsequent Event

On November 29, 2017, the Board of Trustees of the Fund, upon the recommendation of the Fund’s investment adviser, approved a plan to liquidate the fund effective on or around March 16, 2018.

110      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND

SUB-ADVISORY AGREEMENTS Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, among other services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Caleb Wong, the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the review or renewal of the Fund’s service agreements or service providers. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the multialternative category. The Board noted that the Fund’s one-year, three-year and five-year performance was below its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load multialternative funds with comparable asset levels and distribution features. After discussions with the Board, the Adviser has contractually agreed to waive fees and/ or reimburse the Fund so that the total annual fund operating expenses, excluding certain expenses, as a percentage of average daily net assets will not exceed the following annual rates: 1.25% for Class A shares, 2.08% for Class C shares, 1.15% for Class Y shares and 1.00% for Class I shares, as calculated on the daily net assets of the Fund. This contractual fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board. The Board noted that the Fund’s contractual management fee and total expenses, net of waivers, were lower than its peer group median and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality

112      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates and research provided to the Adviser in connection with permissible brokerage arrangements (soft dollar arrangements).

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2018. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

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PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Caleb Wong, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder	OFI Global Asset Management, Inc.
Servicing Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

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PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

116      OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us
oppenheimerfunds.com

Call Us
800 225 5677

Follow Us
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc. 225 Liberty Street, New York, NY 10281-1008 © 2018 OppenheimerFunds Distributor, Inc. All rights reserved.
RS0853.001.1117 January 23, 2018

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Multi Strategies Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/10/2018